As filed with the Securities and Exchange Commission on April 27, 2026
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933File No. 333-240010
Pre-Effective Amendment No.
☐
Post-Effective Amendment No. 16
☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940File No. 811-05701
Amendment No. 154
☒
(Check appropriate box or boxes.)
Nationwide Variable Account-4

(Exact Name of Registered Separate Account)
Nationwide Life Insurance Company

(Name of Insurance Company)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Insurance Company's Principal Executive Offices) (Zip Code)
(614) 249-7111

Insurance Company's Telephone Number, including Area Code
Denise L. Skingle, Senior Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2026

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box):
☐ immediately upon filing pursuant to paragraph (b)
☒ on May 1, 2026 pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on (date) pursuant to paragraph (a)(1) of rule 485 under the Securities Act of 1933 ("Securities Act")
If appropriate, check the following box:
☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Check each box that appropriately characterizes the Registrant:
☐ New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a Securities Act registration statement or amendment thereto within 3 years preceding this filing)

☐ Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 ("Exchange Act"))
☐ If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act
☐ Insurance Company relying on Rule 12h-7 under the Exchange Act
☐ Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act)

J.P. Morgan Multi-Asset ChoiceSM
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-4
The date of this prospectus is May 1, 2026.
The contracts described in this prospectus are not available in the State of New York.
This prospectus contains important information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference.
In order to purchase this contract, the purchaser must be an advisory client of J.P. Morgan Securities LLC or its affiliates ("JPMS") and pay a fee to JPMS for advisory services. JPMS is not endorsed by or affiliated with Nationwide. Nationwide is not responsible for the advisory services or advice provided by JPMS to Contract Owners. Once issued, the contract will operate as described herein regardless of whether the Contract Owner continues to employ the services of JPMS as an investment adviser.
Variable annuities are complex investment products and involve risks, including the potential loss of principal. The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Withdrawals under the contract could result in taxes and tax penalties.
Variable annuities have unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from a JPMS adviser, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser’s investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
This contract is available through third-party financial intermediaries who charge an investment advisory fee for their services, and these fees are in addition to contract fees and expenses described in this prospectus. If the Contract Owner elects to pay the investment advisory fees from the Contract Value, this may reduce the death benefit and other benefits under the contract, may be subject to federal and state income taxes, and may be subject to a 10% federal tax penalty.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. The SEC has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. Additional information about certain investment products, including variable annuities, has been prepared by the SEC’s staff and is available at Investor.gov.
The investment options available under the contract consist of Sub-Accounts that invest in underlying mutual funds, which offer a variable rate of return, and a Fixed Account, which offers a fixed rate of return. Additional information about the investment options is available in Appendix A: Investment Options Available Under the Contract.
The availability of investment options, contract benefits, or other contract features described in this prospectus may vary depending on the broker-dealer through which the contract is sold (see Appendix D: Financial Intermediary Variations for additional information).
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel and Service Requests).

If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
All guarantees under the contract are subject to Nationwide’s creditworthiness and claims-paying ability.

Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid. The Annuitant must be living on the date the contract is issued.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the
Contract Owners interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.

Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the
Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate and it is only available if the Contract Owner participates in the Dollar Cost Averaging program.

General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of regular trading on the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a qualified plan, individual retirement account ("IRA"), Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.

Quarterly Contract Anniversary – Each recurring three-month anniversary of the date the contract was issued.
SEC – Securities and Exchange Commission.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the
Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone or by electronic transmission, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Service Requests provision.

Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of regular trading on the New
York Stock Exchange, which generally closes at 4:00 p.m. EST.

Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of regular trading on the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-4, a separate account that Nationwide established to hold Contract
Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.

Table of Contents (continued)

Overview of the Contract
Purpose of the Contract
The contract is intended to be a long-term investment vehicle to assist investors in saving for and living in retirement. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. The contract can help supplement retirement income through the annuitization feature, which provides a stream of periodic income payments. During the years leading up to those income payments, the Contract Owner manages his/her assets in the contract according to their specific goals and risk preferences by directing the allocation and reallocation among a variety of investment options. Contract growth is tax-deferred, meaning that gains in the contract are not taxable until withdrawn from the contract. Finally, in the event that the Annuitant dies before beginning income payments, the contract offers a death benefit.
Prospective purchasers should consult with an investment adviser or financial professional to determine whether this contract is appropriate for them, taking into consideration their particular needs, including investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics. Generally speaking, this contract is intended to provide benefits to a single individual and his/her beneficiaries. The contract is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants but the same Contract Owner. It is not intended to be sold to a terminally ill Contract Owner or Annuitant.
If the Contract Owner elects to pay the investment advisory fees from the Contract Value, this may reduce the death benefit and other benefits under the contract, may be subject to federal and state income taxes, and may be subject to a 10% federal tax penalty (see Charges and Adjustments, Surrender/Withdrawal Prior to Annuitization, and Appendix C: Contract Types and Tax Information).
Phases of the Contract
The contract exists in two separate phases: accumulation (savings) and annuitization (income). During the accumulation phase, the contract offers a variety of investment options to which the Contract Owner can allocate and reallocate his/her Contract Value. The investment options available under the contract consist of Sub-Accounts that invest in underlying mutual funds, which offer a variable rate of return, and a Fixed Account, when participating in the Dollar Cost Averaging program, which offers a fixed rate of return. Additional information about the underlying mutual funds is available in Appendix A: Investment Options Available Under the Contract.
During the annuitization phase, Nationwide makes periodic income payments to the Annuitant. At the time of annuitization, the Contract Owner elects the duration of the annuity payments – either for a fixed period of time or for the duration of the Annuitant’s (and possibly the Annuitant’s spouse’s) life. Annuity payments are fixed, meaning each annuity payment will be the same amount. After annuitization begins, the only value associated with the contract is the stream of annuity payments; unless otherwise specified in the annuity option, amounts cannot be withdrawn from the contract over and above the annuity payments. Additionally, once annuitization has begun, there is no death benefit, which means that upon the death of the Annuitant (and the Annuitant’s spouse if a joint annuity option was elected), all payments stop and the contract terminates, unless the particular annuitization option provides otherwise.
Contract Features
Investment Options. Contract Owners can allocate Contract Value to Sub-Accounts that invest in underlying mutual funds and can allocate the initial purchase payments to the Fixed Account when participating in the Dollar Cost Averaging program. Contract Owners can reallocate those assets at their discretion, subject to certain restrictions.
Deposits to the Contract. Contract Owners can apply additional purchase payments to the contract until the Annuitization Date, subject to certain restrictions.
Withdrawals from the Contract. Contract Owners can withdraw some or all of their Contract Value at any time prior to annuitization, subject to certain restrictions. After Annuitization, withdrawals other than annuity payments are not permitted.
Death Benefit. During the accumulation phase, the contract contains a standard death benefit (Contract Value) at no additional charge.

Annuity Payments. On the Annuitization Date, Nationwide will make annuity payments based on the annuity payment option chosen prior to annuitization.
Tax Deferral. Contract Owners will not be taxed on any earnings on the assets in the contract until such earnings are distributed from the contract. How each contract’s distributions are taxed depends on the type of contract issued (see Appendix C: Contract Types and Tax Information).
Cancellation of the Contract. Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel and Service Requests).
Contract Owner Services. The contract offers several services at no additional charge to assist Contract Owners in managing their contract, including:
•
Asset Allocation Service
•
Asset Rebalancing Program
•
Dollar Cost Averaging (available for applications signed on or after December 9, 2024)
•
Systematic Withdrawals

Important Information You Should Consider About the Contract
FEES, EXPENSES, AND ADJUSTMENTS (see Fee Table and Charges and Adjustments)
Are There Charges or Adjustments for Early Withdrawals?	No.
Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that you may pay each year, depending on the investment options and optional benefits chosen. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses do not reflect any investment advisory fees paid to financial professionals from Contract Value or other assets you own; if those charges were reflected, the fees and expenses would be higher.

	Annual Fee	Minimum	Maximum
	Base Contract	0.30%[1]	0.35%[1]
	Underlying mutual fund fees and expenses	0.03%[2]	3.23%[2]
1 As a percentage of Daily Net Assets. [2] As a percentage of underlying mutual fund net assets.
Because each contract is customizable, the options elected affect how much each
Contract Owner will pay. To help you understand the cost of owning the contract, the following table shows the lowest and highest cost a Contract Owner could pay each year, based on current charges.

	Lowest Annual Cost Estimate: $373.57	Highest Annual Cost Estimate: $3,055.02
Assumes:
● Investment of $100,000
● 5% annual appreciation
● Least expensive underlying mutual fund fees
and expenses
● No additional purchase payments, transfers or
withdrawals
● No investment advisory fees

Assumes:
● Investment of $100,000
● 5% annual appreciation
● Most expensive underlying mutual
fund fees and expenses
● No additional purchase payments,
transfers or withdrawals
● No investment advisory fees

RISKS
Is There a Risk of Loss from Poor Performance?	Yes. Contract Owners of variable annuities can lose money by investing in the contract, including loss of principal (see Principal Risks).
Is this a Short-Term Investment?
No. The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership (see Principal Risks).

The benefit of tax deferral also means that the contract is more beneficial to investors with a long time horizon (see Principal Risks).

For amounts allocated to the Fixed Account at the end of an interest rate guarantee period, such amounts will be reallocated among the contract's available investment options in accordance with the Contract Owner’s reallocation instructions, subject to any applicable limitations. In the absence of instructions, such amounts will remain invested in the Fixed
Account for another interest rate guarantee period at the applicable Renewal Rate (see
The Fixed Account and Transfers Prior to Annuitization).

What Are the Risks Associated with the Investment Options?
● Investment in this contract is subject to the risk of poor investment performance.
Investment experience can vary depending on the investment options selected by the
Contract Owner.
● Each investment option (including the Fixed Account) has its own unique risks.
● Review the prospectuses and disclosures for the investment options before making an investment decision.
See Principal Risks.

RISKS
What Are the Risks Related to the Insurance Company?
Investment in the contract is subject to the risks associated with Nationwide, including that any obligations (including interest payable for allocations to the Fixed Account), guarantees, or benefits are subject to the claims-paying ability of Nationwide. More information about Nationwide, including its financial strength ratings, is available by contacting Nationwide at the address and/or toll-free phone number indicated in Service
Requests (see Principal Risks).

RESTRICTIONS
Are There Restrictions on the Investment Options?
Yes.
●  Nationwide reserves the right to add, remove, and substitute investment options available under the contract (see The Sub-Accounts and Underlying Mutual Funds).
● Allocation of subsequent purchase payments and transfers from another investment option to the Fixed Account are not permitted (see The Fixed Account and Dollar Cost
Averaging).
● Allocations to the Fixed Account may not be transferred to another investment option except for the purpose of Dollar Cost Averaging program (see The Fixed Account and
Dollar Cost Averaging).
● Not all investment options may be available under your contract (see Appendix A:
Investment Options Available Under the Contract).
● Transfers between Sub-Accounts are subject to policies designed to deter short-term and excessively frequent transfers. Nationwide may restrict the form in which transfer requests will be accepted (see Transfer Restrictions).
● The availability of investment options may vary depending on the broker-dealer through which the contract is sold (see Appendix D: Financial Intermediary Variations).

Are There any Restrictions on Contract Benefits?	No. ● The availability of contract benefits may vary depending on the broker-dealer through which the contract is sold (see Appendix D: Financial Intermediary Variations).
TAXES
What Are the Contract’s Tax Implications?
● Consult with a tax professional to determine the tax implications of an investment in and payments received under this contract.
● Earnings in the contract are taxed at ordinary income tax rates at the time of withdrawals and there may be a tax penalty if withdrawals are taken before the Contract
Owner reaches age 59½.
See Appendix C: Contract Types and Tax Information.

CONFLICTS OF INTEREST
How Are Investment Professionals Compensated?
Some investment advisers or financial professionals receive compensation for selling the contract. Compensation can take the form of indirect compensation in that Nationwide may share the revenue it earns on this contract with the investment adviser or financial professional’s firm. This conflict of interest may influence an investment adviser or financial professional, as these investment advisers or financial professionals may have a financial incentive to offer or recommend this contract over another investment (see Distribution,
Promotional, and Sales Expenses).

Should I Exchange My Contract?
Some investment advisers or financial professionals may have a financial incentive to offer an investor a new contract in place of the one he/she already owns. An investor should only exchange his/her contract if he/she determines, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is preferable for him/her to purchase the new contract, rather than to continue to own the existing one (see Replacements and Distribution, Promotional, and Sales Expenses).

Fee Table
The following tables describe the fees, expenses, and adjustments that a Contract Owner will pay when buying, owning, and surrendering or making withdrawals from an investment option or from the contract. The fees and expenses do not reflect any investment advisory fees paid to financial professionals from Contract Value or other assets owned by the Contract Owner; if those charges were reflected, the fees and expenses would be higher.
Any fees that a Contract Owner pays to JPMS or other financial professionals for advisory services related to the contract are in addition to the contract fees and expenses described in this section. There are no fees and expenses that a Contract Owner will pay at the time the contract is purchased, or surrendered, or when contract value is transferred between investment options.
The first table describes the fees and expenses that a Contract Owner will pay each year during the time that the Contract Owner owns the contract (not including underlying mutual fund fees and expenses). State premium taxes may also be deducted.
Annual Contract Expenses
Base Contract Expenses[1] (assessed as an annualized percentage of Daily Net Assets)	0.35%

1
Throughout this prospectus, the Base Contract Expenses will be referred to as Mortality and Expense Risk Charge and Administrative Charge, as appropriate. The Administrative Charge is waived if the Contract Value, on the later of the Date of Issue or the most recent Quarterly Contract Anniversary, is greater than or equal to $1,000,000. If the Contract Value subsequently falls to less than $1,000,000 on the most recent Quarterly Contract Anniversary, the Administrative Charge will be reinstated for that quarter.
The next item shows the minimum and maximum total operating expenses charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of the underlying mutual funds available under the contract, including their annual expenses, may be found in Appendix A: Investment Options Available Under the Contract.
Annual Underlying Mutual Fund Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, and other expenses, as a percentage of average underlying mutual fund net assets.)	0.03%	3.23%
Example
This Example is intended to help Contract Owners compare the cost of investing in the Sub-Accounts with the cost of investing in other annuity contracts that offer variable investment options. These costs include transaction expenses, annual contract expenses, and annual underlying mutual fund expenses. This Example assumes all Contract Value is allocated to the Sub-Accounts. Costs could differ from those shown below if Contract Value is allocated to the Fixed Account. The fees and expenses do not reflect any investment advisory fees paid to financial professionals from Contract Value or other assets owned by the Contract Owner; if those charges were reflected, the fees and expenses would be higher.
The Example assumes:
•
a $100,000 investment in the contract for the time periods indicated;
•
a 5% return each year;
•
the maximum and the minimum annual underlying mutual fund expenses.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	If the contract is surrendered at the end of the applicable time period				If the contract is annuitized at the end of the applicable time period				If the contract is not surrendered
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Annual Underlying Mutual Fund Expenses (3.23%)	$3,759	$11,418	$19,267	$39,760	*	$11,418	$19,267	$39,760	$3,759	$11,418	$19,267	$39,760
Minimum Annual Underlying Mutual Fund Expenses (0.03%)	$399	$1,253	$2,187	$4,926	*	$1,253	$2,187	$4,926	$399	$1,253	$2,187	$4,926
*
The contracts sold under this prospectus do not permit annuitization during the first two Contract Years (see Annuitizing the Contract).
Principal Risks
Contract Owners should be aware of the following risks associated with owning the contract:
Risk of loss. The Sub-Accounts invest in underlying mutual funds. Underlying mutual funds are variable investments, meaning their value will increase or decrease based on the performance of their portfolio holdings. Poor underlying mutual fund performance can result in a loss of Contract Value and/or principal.
Not a short-term investment. In general, deferred variable annuities are long-term investments; they are not suitable as short-term savings vehicles. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. Specifically:
•
A Contract Owner who takes withdrawals from the contract before reaching age 59 1/2 could be subject to tax penalties that are mandated by the federal tax laws.
Investment option availability. Nationwide reserves the right to change the Sub-Accounts available under the contract, including adding new Sub-Accounts, and discontinuing availability of Sub-Accounts. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Nationwide also reserves the right to limit the amount that can be transferred from the Fixed Account at the end of an interest rate guarantee period. Decisions to make such changes are at Nationwide’s discretion but will be in accordance with Nationwide’s internal policies and procedures relating to such matters. Any changes to the availability of investment options may be subject to regulatory approval and notice will be provided.
Investment options restrictions. Only the initial purchase payment may be allocated to the Fixed Account. The Fixed Account does not accept subsequent purchase payments or transfers of Contract Value from other investment options.
Purchase payment restrictions. A Contract Owner's ability to make subsequent purchase payments is subject to limitations under the contract, and may be subject to additional limitations under an optional benefit. Restrictions on subsequent purchase payments may limit a Contract Owner's ability to increase the value of the contract and its benefits through additional investments.
Investment advisory fees. This contract is available through third-party financial intermediaries who charge an investment advisory fee for their services, and these fees are in addition to contract fees and expenses described in this prospectus. If the Contract Owner elects to pay the investment advisory fees from the Contract Value, this may reduce the death benefit and other benefits under the contract, may be subject to federal and state income taxes, and may be subject to a 10% federal tax penalty.
Active trading. Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts. Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. In certain circumstances, to address active trading, Nationwide may require transfer requests to be submitted via U.S. mail. Additionally, underlying mutual funds are required to take certain actions in order to protect shareholders from negative impacts of short-term trading, which may include requiring Nationwide to prohibit particular Contract Owners from investing in a Sub-Account that invests in the impacted underlying mutual fund.
Financial strength. Contractual guarantees are paid from Nationwide’s general account, which is subject to Nationwide’s financial strength and claims-paying ability. If Nationwide experiences financial distress, it may not be able to meet its obligations.
Regulatory risk. The contract is governed by various state and federal laws and regulations, which are subject to change. Those changes could require Nationwide to make changes to the contract that alter the nature or value of certain benefits. Additionally, changes to the tax laws or regulations could limit or eliminate the tax benefits of the contract, resulting in greater tax liability or less earnings.
Cybersecurity. Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners and service providers. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cybersecurity incident. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on systems or websites and other operational disruptions that could severely impede Nationwide’s ability to conduct its businesses or administer the contract (e.g., calculate unit values or process transactions).
Financial services companies and their third-party service providers are increasingly the targets of cyber-attacks. The techniques used to attack systems and networks change frequently and are becoming more sophisticated, including through the use of artificial intelligence (AI) and AI-powered tools.
Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and contract values. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, there can be no guarantee that Nationwide, its service providers, intermediaries, or the underlying mutual funds will be able to avoid or readily detect cybersecurity incidents affecting Contract Owners in the future.
In the event that contract administration or contract values are adversely affected as a result of a failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to take corrective action and restore Contract Values to the levels that they would have been had the cybersecurity incident not occurred. Nationwide will not, however, be responsible for any adverse impact to contracts or contract values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks or to protect personal information.
Business continuity risks. Nationwide is exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises, geopolitical disputes, military actions, and terrorist acts, which could adversely affect Nationwide’s ability to administer the contract. Nationwide has adopted business continuity policies and procedures that may be implemented in the event of a natural or man-made disaster, but such business continuity plans may not operate as intended or fully mitigate the operational risks associated with such disasters.
Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Nationwide closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Nationwide’s control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Nationwide’s ability to administer the contract could be impaired.
Nationwide and the Variable Account
The contract is issued by Nationwide, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide Variable Account-4 is a separate account of Nationwide that invests in the underlying mutual funds listed in Appendix A: Investment Options Available Under the Contract. Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets. The Variable Account’s assets are held separately from General Account assets and may not be used to pay any liabilities of Nationwide other than those arising from the contract or other contracts supported by the Variable Account. The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund.

Nationwide is obligated to pay all amounts promised to investors under the contracts. All guarantees under the contract are subject to Nationwide’s creditworthiness and claims-paying ability.
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investment Options
The Sub-Accounts and Underlying Mutual Funds
Contract Value allocated to a Sub-Account will vary based on the investment experience of the corresponding underlying mutual fund in which the Sub-Account invests. There is a risk of loss of the entire amount invested.
The Contract Owner can allocate Contract Value to Sub-Accounts of the Variable Account, subject to conditions in the contract and underlying mutual funds. Each Sub-Account invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions. Nationwide buys and sells the mutual fund shares at their respective net asset value (NAV). Any dividends and distributions from a mutual fund are reinvested at NAV in shares of that mutual fund.
Information about each underlying mutual fund, including its name, type, adviser and subadviser (if applicable), current expenses, and performance, is available in Appendix A: Investment Options Available Under the Contract. Each underlying mutual fund issues its own prospectus that contains more detailed information about the underlying mutual fund. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by visiting the website listed in Appendix A: Investment Options Available Under the Contract or contacting the Service Center (see Service Requests). Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly available mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly available mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT the same as any publicly available mutual fund. Contract Owners should not compare the performance of a publicly available fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly available funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
Voting Rights
Contract Owners are not shareholders of the underlying mutual funds in which the Sub-Accounts invest; however, Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote underlying mutual fund shares at shareholder meetings based on Contract Owner instructions and the instructions of owners of other contracts supported by the Variable Account. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring shareholder vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund (as of a date set by the underlying mutual fund).

Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)
shares of a current underlying mutual fund are no longer available for investment; or
(2)
further investment in an underlying mutual fund is inappropriate as determined by Nationwide in accordance with its processes and procedures.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state or federal regulatory authorities. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
The substitute underlying mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both. Nationwide may close Sub-Accounts to allocations of purchase payments or Contract Value, or both, at any time in its sole discretion. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no outstanding contracts supported by the Variable Account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account. If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.
The Fixed Account
The Contract Owner can allocate the initial purchase payments to the Fixed Account only for the purpose of participating in the Dollar Cost Averaging program, subject to conditions imposed by the contract (see, Dollar Cost Averaging). The Fixed Account does not accept subsequent purchase payments or transfers of Contract Value from other investment options. The Fixed Account is an investment option that is funded by assets of Nationwide’s General Account. The General Account contains all of Nationwide’s assets other than those in the Variable Account and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations. The General Account is not subject to the same laws as the Variable Account.
Information regarding the Fixed Account, including (i) its name; (ii) interest rate guarantee period; and (iii) its minimum guaranteed interest rate, is available in Appendix A: Investment Options Available Under the Contract.
The initial purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standard. State law requires Nationwide to reserve the right to postpone payment or transfer out of the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request. The Fixed Account may not be available in every State (see Appendix B: State Variations).

When initial purchase payments are allocated to the Fixed Account, the Fixed Account interest rate currently in effect is applied to these allocations. The rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the Dollar Cost Averaging ends or the program is terminated. Subsequent purchase payments are not permitted to the Fixed Account, and any subsequent purchase payments received by Nationwide will be rejected and returned to the Contract Owner. However, Nationwide will accept multiple payments made in connection with a Section 1035 exchange or transfer if they are part of the initial purchase payment specified at the time of application for the contract. If these payments are received on different dates they may receive different Fixed Account interest rates. Nationwide reserves the right to reject any purchase payments that are not received within six months of the date the contract is issued.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield. Please contact the Service Center for information about current interest rates.
The guaranteed rate for initial purchase payment will be effective for not less than 6 or 12 months based on the term elected by the Contract Owner. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law or 0.50% per year. If the guaranteed rate is higher than the minimum interest rate required by applicable state law, Nationwide will guarantee the higher rate. Contracts may be subject to a higher minimum guaranteed interest rate based on the date the contract was issued. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide’s sole discretion.
Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described above, less any withdrawals and any applicable charges including CDSC.
Statements and Reports
Nationwide’s default delivery method is U.S. mail and Nationwide will deliver required documents by U.S. mail unless other delivery methods (e.g. electronic delivery) are permitted by law or regulation. Therefore, Contract Owners should promptly notify the Service Center of any address change.
Nationwide will mail to Contract Owners:
•
statements showing the contract's quarterly activity; and
•
confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Systematic Withdrawals). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Service Requests
NOTE: Contract Owners who are advisory clients of JPMS (or otherwise utilize the services of an investment adviser) should consult with their investment adviser prior to submitting any transaction or service requests.

Inquiries, paperwork, information requests, service requests, and transaction requests must be delivered to the Service Center by one of the following methods:
•
by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•
by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•
by fax at 1-888-634-4472
•
by Internet at www.nationwide.com
•
by electronic transmission from certain designated servicing partners
Nationwide reserves the right to restrict or remove the ability to submit service requests via online accounts, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order, see Operation of the Contract. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
Charges and Adjustments
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.30% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.05% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
The Administrative Charge is waived if the Contract Value, on the later of the Date of Issue or the most recent Quarterly Contract Anniversary, is greater than or equal to $1,000,000. Nationwide will determine on each Quarterly Contract Anniversary if the Contract is eligible for a waiver of the Administrative Charge. If the Contract Value subsequently falls to less than $1,000,000 on the most recent Quarterly Contract Anniversary, the Administrative Charge will be reinstated for that quarter.

Premium Taxes
Certain states or other governmental entities charge premium tax on purchase payments. Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 3.5% and vary from state to state. The range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Underlying Mutual Fund Charges
In addition to the charges indicated above, the underlying mutual funds in which the Sub-Accounts invest have their own fees and charges which are paid out of the assets of the underlying mutual fund. More information about the fees and charges of the underlying mutual funds can be found in the prospectus for each underlying mutual fund which can be obtained free of charge by visiting the website listed in Appendix A: Investment Options Available Under the Contract or contacting Nationwide’s Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide’s profit will be greater the higher the investment return and the longer the contract is held.
The Contract in General
Types of Contracts Issued
The contracts can be categorized as:
•
Non-Qualified Contracts
•
Charitable Remainder Trusts
For information about the tax treatment of the different contract types, see Appendix C: Contract Types and Tax Information.
Prospective purchasers may apply to purchase a contract through JPMS. JPMS is dually registered with the SEC as a securities broker dealer and investment adviser. It is also a member of the Financial Industry Regulatory Authority. JPMS has entered into a selling agreement with Nationwide Investment Services Corporation.
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. The minimum initial purchase payment is $50,000. A Contract Owner will meet the minimum initial purchase payment requirement if purchase payments equal to the required minimum are made over the course of the first Contract Year. The minimum subsequent purchase payment is $5,000.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. See Appendix B: State Variations for information on initial and subsequent purchase payment requirements in a particular state.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Subsequent purchase payments are not permitted to the Fixed Account. However, Nationwide will accept multiple payments made in connection with a Section 1035 exchange or transfer if they are part of the initial purchase payment specified at the time of application.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s) or the Annuitant. If upon notification of death of the Contract Owner(s) or the Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Annuitization. Annuity payment options will be limited if the Contract Owner submits total purchase payments in excess of $2,000,000. Furthermore, if the amount to be annuitized is greater than $5,000,000, Nationwide may limit both the amount that can be annuitized on a single life and the annuity payment options (see Annuity Payment Options).
Money Laundering
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities. If mandated under applicable law, Nationwide may be required to reject a purchase payment and/or block a Contract Owner's account and thereby refuse to process any request for transfers, withdrawals, surrenders, loans, or death benefits until instructions are received from the appropriate regulators. Nationwide may also be required to provide additional information about a Contract Owner or a Contract Owner's account to governmental regulators.
Replacements
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Contestability
Except in certain circumstances involving fraud and where permitted by state law, Nationwide will not contest the contract after it has been in force during the lifetime of the Annuitant for two years after the date of contract issuance or effective date of certain contract changes, as defined in the contract.
Payments to Minors
Nationwide will not pay insurance proceeds directly to minors. Contact a legal advisor for options to facilitate the timely availability of monies intended for a minor’s benefit.
Contract Misuse
The annuity described in this prospectus is intended to provide benefits to the individual(s) named in the contract and any named beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.

Nationwide's General Account Obligations
Nationwide is obligated to pay all amounts promised to Contract Owners under the contract. Any obligations Nationwide has to Contract Owners under the contracts in excess of the Contract Value are paid from the General Account and are subject to Nationwide's creditors and ultimately, its overall claims paying ability.
Contracts Issued to JPMS Clients
In order to purchase this contract, the purchaser must be an advisory client of JPMS and pay a fee to JPMS for advisory services. Once issued, the contract will operate as described herein regardless of whether the Contract Owner continues to employ the services of JPMS as an investment adviser. Contract Owners who are advisory clients of JPMS (or otherwise utilize the services of an investment adviser) should consult with their adviser prior to submitting any transaction or service requests to Nationwide. Nationwide is not responsible for the advisory services or advice provided to Contract Owners by JPMS or any investment adviser.
Contractual Guarantees
Neither JPMS nor any investment adviser is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
Reservation of Rights
In addition to rights that Nationwide specifically reserves elsewhere in this prospectus, Nationwide reserves the right, subject to any applicable regulatory approvals, to perform any or all of the following:
•
close Sub-Accounts to additional purchase payments on existing contracts or close Sub-Accounts for contracts purchased on or after specified dates. Changes of this nature will be made as directed by the underlying mutual funds or because Nationwide determines that the underlying mutual fund is no longer suitable (see Underlying Mutual Fund Service Fee Payments);
•
make changes required by any change in the federal securities laws, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, or any other changes to the Securities and Exchange Commission’s rules and regulations thereunder or interpretation thereof;
•
make any changes necessary to maintain the status of the contracts as annuities under the Internal Revenue Code;
•
make any changes required by federal or state laws with respect to annuity contracts; and
•
suspend or discontinue sale of the contracts. The decision to suspend or discontinue sale of the contracts is made at Nationwide's discretion. Any decision of this nature would not impact current Contract Owners.
Contract Owners will be notified of any resulting changes by way of a supplement to the prospectus.
Distribution, Promotional, and Sales Expenses
No commissions or marketing allowances are paid by Nationwide to JPMS for the sale of the contracts. Investment advisers receive compensation in connection with the contract in the form of investment advisory fees paid by Contract Owners.
For more information on the exact compensation arrangement associated with this contract, consult your investment adviser or financial professional.
Underlying Mutual Fund Service Fee Payments
Nationwide’s Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.

Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, some of the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•
Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•
Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates), from their own revenues. Such payments are not from underlying mutual fund assets. However, the revenues from which such payments are made may be derived from the advisory fees, which are deducted from underlying mutual fund assets and are reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the contracts. Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
Identification of Underlying Mutual Funds
Nationwide in conjunction with JPMS may consider several criteria when identifying the underlying mutual funds available in the contract, including some or all of the following: investment objectives, investment process, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the alignment of the investment objectives of the underlying mutual fund with Nationwide’s hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund’s adviser or subadviser is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g. the investment adviser or subadvisers), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the contracts. For additional information on these arrangements, see above. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if Nationwide determines that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from Contract Owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.

There may be underlying mutual funds with lower fees and expenses, as well as other variable contracts that offer underlying mutual funds with lower fees and expenses. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and expenses have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide's books and records, or to Ohio, Nationwide's state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Benefits Under the Contract
The following table summarizes information about the benefits under the contract. The availability of contract benefits may vary depending on the broker-dealer through which the contract is sold (see Appendix D: Financial Intermediary Variations).
Standard Benefits Table
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit	Death benefit upon death of Annuitant prior to Annuitization	None	● Nationwide may limit purchase payments to $1,000,000
Asset Allocation Service (see Contract Owner Services)	Automatic reallocation and rebalancing of assets based on instructions from JPMS adviser	None	● Assets in the Fixed Account are excluded from the program
Asset Rebalancing Program (see Contract Owner Services)	Automatic reallocation of assets on a predetermined percentage basis	None	● Assets in the Fixed Account are excluded from the program
Dollar Cost Averaging (see Contract Owner Services)	Long-term transfer program involving automatic transfer of assets	None
● Available for contracts with applications signed on
or after December 9, 2024
● Transfers are only permitted from the Fixed Account
● Only initial purchase payments to the contract are
eligible for the program

Systematic Withdrawals (see Contract Owner Services)	Automatic withdrawals of Contract Value on a periodic basis	None	● Withdrawals must be at least $100 each

Standard Death Benefit (Return of Contract Value)
If the Annuitant dies prior to the Annuitization Date, the death benefit will equal the Contract Value.
Example:
On June 1, which is before her Annuitization Date, Ms. P passes away. She has elected the standard death benefit. On the date of Ms. P’s death, her Contract Value = $24,000. The death benefit for Ms. P’s contract will equal $24,000.

Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Contract Owner cedes all ownership rights to the Annuitant and the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Joint Owner
Prior to the Annuitization Date, joint owners each own an undivided interest in the contract.
Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
On the Annuitization Date, both joint owners cede all ownership rights to the Annuitant and the Annuitant becomes the Contract Owner.
Contingent Owner
Prior to the Annuitization Date, the contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
After the Annuitization Date, the contingent owner will not have any interest in the contract.
Annuitant
Prior to the Annuitization Date, the Annuitant has no interest in the contract, but must be named in the application. Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant. This Annuitant must be age 80 or younger at the time of the contract issuance, unless Nationwide approves a request for an Annuitant of greater age.

On the Annuitization Date, the Annuitant becomes the new owner and has all ownership rights in the contract. The Annuitant is the person who receives annuity payments and the person upon whose continuation of life any annuity payment involving life contingencies depends.
Contingent Annuitant
Prior to the Annuitization Date, if the Annuitant dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and all provisions of the contract that are based on the Annuitants death prior to the Annuitization Date will be based on the death of the Contingent Annuitant. Only Non-Qualified Contract Owners may name a Contingent Annuitant. The Contingent Annuitant need not be named at the time of application. Regardless of when the Contingent Annuitant is added he/she must be (or must have been) age 80 or younger at the time of contract issuance, unless Nationwide approves a request for a Contingent Annuitant of greater age.
Joint Annuitant
Prior to the Annuitization Date, there is no joint annuitant.
On the Annuitization Date, if applicable, a joint annuitant is named. The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends.
Beneficiary and Contingent Beneficiary
Prior to the Annuitization Date, the beneficiary is the person who is entitled to the death benefit if the Annuitant (and Contingent Annuitant, if applicable) dies before the Annuitization Date and there is no joint owner. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
After the Annuitization Date, the beneficiaries and contingent beneficiaries have no interest in the contract.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•
Contract Owner;
•
joint owner (must be the Contract Owner's spouse);
•
contingent owner;
•
Annuitant (subject to Nationwide’s underwriting and approval);
•
Contingent Annuitant (subject to Nationwide's underwriting and approval);
•
beneficiary; or
•
contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded. Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a Contingent Annuitant.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

Community Property States
In community property states, the Contract Owner’s spouse may have a community property interest in the proceeds of an annuity contract even if the spouse is not a named party on the contract. Changes of beneficiary and/or ownership, assignment, and certain financial transactions may impede the spouse’s community property interest. The spouse may need to consent to these types of transactions. The Contract Owner should seek legal advice regarding the applicability of community property laws to the contract and whether spousal consent is necessary. Nationwide is not responsible for determining the applicability of community property laws to the contract.
Assignment
A Contract Owner may assign some or all rights under the contract subject to Nationwide’s consent. Additionally, Nationwide reserves the right to refuse to recognize assignments on a non-discriminatory basis. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Where permitted under state law, an assignment or collateral assignment may negatively impact certain benefits under this contract.
Beneficially Owned Contracts
A beneficially owned contract is a contract that is inherited or purchased by a beneficiary and the beneficiary holds the contract as a beneficiary (as opposed to treating the contract as his/her own) to facilitate the distribution of a death benefit or Contract Value in accordance with the applicable federal tax laws (see Appendix C: Contract Types and Tax Information). An owner of a beneficially owned contract is referred to as a "beneficial owner."
There are two types of beneficially owned contracts, a "continued beneficially owned contract" and a "purchased beneficially owned contract." A continued beneficially owned contract is when a beneficiary inherits a contract and continues that contract as a beneficial owner. A "purchased beneficially owned contract" is when a beneficiary purchases a new contract using a death benefit or Contract Value that the beneficiary inherited under a different annuity contract.
Not all options and features described in this prospectus are available to beneficially owned contracts:
•
Subsequent purchase payments are not permitted under any beneficially owned contract.
•
No optional benefits are permitted under any beneficially owned contract, except that a purchased beneficially owned contract may elect an optional death benefit.
•
A beneficial owner must be both the Contract Owner and the Annuitant of a beneficially owned contract, and no additional parties may be named.
•
No changes to the parties will be permitted on any beneficially owned contract, except that a beneficial owner may request changes to their successor beneficiary(ies).
•
Beneficially owned contracts cannot be assigned, except that a beneficial owner may assign rights to the distribution payments.
There is no death benefit payable on a continued beneficially owned contract. After the death of the beneficial owner, any remaining death benefit or Contract Value to be distributed will be payable to a successor beneficiary in accordance with applicable federal tax laws.
A beneficiary who is the surviving spouse of a Contract Owner has the option under the tax laws to continue the contract as the sole Contract Owner and treat the contract as the spouse’s own. If a spouse continues the contract as the sole Contract Owner, the spouse will not be treated as a beneficial owner and this section will not apply.
Operation of the Contract
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)

Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays (or on the dates that such holidays are observed by the New York Stock Exchange):
•
New Year's Day
•
Martin Luther King, Jr. Day
•
Presidents' Day
•
Good Friday
•
Memorial Day
•
Juneteenth National Independence Day
•
Independence Day
•
Labor Day
•
Thanksgiving
•
Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)
trading on the New York Stock Exchange is restricted;
(2)
an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)
the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (1) and (2) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of regular trading on the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of regular trading on the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application. Contact the Service Center or refer to your contract for state specific information on the allocation of purchase payments.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of regular trading on the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of regular trading on the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Subsequent purchase payments are not permitted to the Fixed Account
Allocation of Purchase Payments
Nationwide allocates purchase payments to the Fixed Account and/or Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. Certain transactions may be subject to conditions imposed by the underlying mutual funds.

Determining the Contract Value
The Contract Value is the sum of the value of amounts allocated to the Sub-Accounts plus any amount held in the Fixed Account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account and the Fixed Account based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)
is the sum of:
(1)
the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)
the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)
is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)
is a factor representing the daily total Variable Account charges. The factor is equal to an annualized rate of 0.35% (or 0.30% if the Administrative Charge is waived) of the Daily Net Assets.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
(1)
adding all amounts allocated to the Fixed Account, minus amounts previously transferred or withdrawn from the Fixed Account;
(2)
adding any interest earned on the amounts allocated to the Fixed Account; and
(3)
subtracting charges deducted in accordance with the contract.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of regular trading on the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of regular trading on the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the following Valuation Period.

Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts only under the terms of the Dollar Cost Averaging program (see, Dollar Cost Averaging).
Nationwide may limit the amount that can be transferred from the Fixed Account.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Transfers to the Fixed Account
Transfers from the Sub-Accounts to the Fixed Account are not permitted.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
Only fixed annuitization options are available under this contract. Therefore, after annuitization, there are no transfer rights. See Annuitizing the Contract.
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her investment adviser or financial professional and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•
the dilution of the value of the investors' interests in the underlying mutual fund;
•
underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•
increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
Restrictions due to Transfer Frequency
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event. Periodic automatic reallocations or rebalances made through the Asset Allocation Service or Asset Rebalancing Program are not "transfer events."

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
12 or more transfer events in one calendar quarter
Nationwide will mail a letter to the Contract Owner notifying them that:
(1)they have been identified as engaging in harmful trading practices; and
(2)if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S.
mail on a Nationwide issued form.

More than 24 transfer events in two consecutive calendar quarters OR More than 40 transfer events in one calendar year	Nationwide will automatically impose transfer restrictions. The Contract Owner will be limited to submitting transfer request via either U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
For calendar year restrictions, each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. For restrictions on transfer events within two consecutive calendar quarters, Nationwide refreshes the transfer event restriction period at the beginning of each calendar quarter considering only transfers that occur in the current calendar quarter and occurred in the immediately preceding calendar quarter.
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner’s transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Other Restrictions
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)
request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)
request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)
instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.

Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide, subject to its claims paying ability.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone may be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of regular trading on the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of regular trading on the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer, or as permitted or required by federal securities laws and rules and regulations of the SEC.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Withdrawals
If a Contract Owner requests a withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.

Withdrawals to Pay Investment Advisory Fees
Contract Owners may obtain investment advice about the contract from an investment adviser that may assess fees ("Investment Advisory Fees") in exchange for the investment advice. Investment advisers are not endorsed or affiliated with Nationwide and Nationwide makes no representations as to their qualifications. All Contract Owners that utilize JPMS as their investment adviser will pay Investment Advisory Fees to JPMS. The Investment Advisory Fees are specified in an agreement between the Contract Owner and the investment adviser. Investment Advisory Fees are separate from and in addition to the contract fees and expenses described in this prospectus. To the extent permitted by applicable law, Contract Owners may authorize Investment Advisory Fees be withdrawn from the contract. In order to take withdrawals from the contract to pay Investment Advisory Fees, the investment adviser and Contract Owner must complete an authorization form specified by Nationwide. Once the authorization form is completed, the investment adviser may thereafter request a withdrawal(s) via the Service Center without further approval, counter-signature, or co-signature from the Contract Owner. Contract Owners should discuss the impact of deducting advisory fees from Contract Value with their investment adviser prior to making any election as the consequences could be significant. The Contract Owner may revoke the authorization form at any time by contacting the Service Center. For information on the tax consequences of Advisory Fee withdrawals, see Appendix C: Contract Types and Tax Information.
Termination for Low Contract Value
Nationwide reserves the right to treat a request for a withdrawal as a request for a full surrender of the contract if:
•
the withdrawal would reduce the Contract Value to an amount less than $2,000;
•
cumulative purchase payments, less any withdrawals, is less than $2,000; and
•
no subsequent purchase payments have been submitted for the preceding two consecutive Contract Years.
No contract will be surrendered due solely to negative investment performance, and federal tax law may impose additional restrictions on Nationwide’s right to surrender the contract. Nationwide reserves the right to exercise this termination provision, subject to obtaining any required regulatory approvals.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•
standard contract charges;
•
underlying mutual fund charges;
•
investment performance of the Sub-Accounts;
•
interest credited to the Fixed Account allocations; and
•
withdrawals
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Contract Owner Services
Asset Allocation Service
For Contract Owners that utilize JPMS as an investment adviser, Nationwide, through its Asset Allocation Service, will provide administrative support to implement JPMS’ managed asset allocation models. Asset Allocation Service is not available for assets held in the Fixed Account. Under the Asset Allocation Service, Contract Owners authorize the automatic allocation of the entire Contract Value, on a continuous basis, according to the JPMS investment adviser’s allocation recommendations. The allocations and rebalances are communicated to Nationwide electronically and effectuated by the standard procedures of purchasing and redeeming Accumulation Units, as described earlier in this prospectus. Thus, the Asset Allocation Service enables a contract to be reallocated or rebalanced without the Contract Owner having to submit individual transfer requests for each allocation or rebalance. In the event that a Sub-Account is no longer available, the automatic allocation and rebalancing of impacted contracts will be suspended, until the Contract

Owner provides new allocation instructions. Nationwide will notify Contract Owners when a Sub-Account is no longer available and for the need to provide updated allocation instructions. Periodic automatic reallocations or rebalances are not considered transfer events (see Transfer Restrictions). Nationwide does not charge a fee for the Asset Allocation Service. However, JPMS will assess a fee (separate from and in addition to the contract fees and expenses described in this prospectus) in part for managing the asset allocation models. This fee is described in the advisory agreement between the Contract Owner and JPMS. This Asset Allocation Service will terminate upon notification by JPMS to Nationwide that the Contract Owner’s advisory agreement with JPMS has terminated. Nationwide reserves the right to discontinue offering the Asset Allocation Service.
Nationwide is not affiliated with, and neither endorses nor guarantees, any investment model or strategy employed by JPMS in connection with the Asset Allocation Service. Use of the Asset Allocation Service does not guarantee profit or protect against loss.
Example:
Mr. K elects to participate in the Asset Allocation Service and utilizes the services of a
JPMS investment adviser, Adviser A. Adviser A uses the electronic transmission processes in place to support the Asset Allocation Service, and submits allocation and rebalancing instructions for Mr. K’s contract to Nationwide on a periodic basis. Nationwide implements those allocation and rebalancing instructions.

Asset Rebalancing Program
For Contract Owners who are not utilizing JPMS as an investment adviser, the Asset Rebalancing Program provides for the periodic automatic reallocation of Contract Values to specified Sub-Accounts on a predetermined percentage basis ("the portfolio percentages"). Asset Rebalancing is not available for assets held in the Fixed Account. Requests to participate in and/or modify an Asset Rebalancing Program must be submitted on a Nationwide form and submitted to the Service Center. Once an Asset Rebalancing Program is elected, it will only be terminated upon specific instruction from the Contract Owner. Currently, there is no additional charge for the Asset Rebalancing Program.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, the periodic automatic allocations will occur on the next business day. In the event that a Sub-Account is no longer available, the automatic allocation and rebalancing of impacted contracts will be suspended, until the Contract Owner provides new allocation instructions. Nationwide will notify Contract Owners when a Sub-Account is no longer available and for the need to provide updated allocation instructions. Periodic automatic reallocations or rebalances are not considered transfer events (see Transfer Restrictions).
Contract Owners should consult an investment adviser or financial professional to discuss the use of the Asset Rebalancing Program.
Nationwide reserves the right to stop offering the Asset Rebalancing Program. If this occurs, any Asset Rebalancing Program that is already in effect will remain in effect unless otherwise terminated by the Contract Owner.
Example:
Mr. C elects to participate in Asset Rebalancing and has instructed his Contract Value be allocated as follows: 40% to Sub-Account A, 40% to Sub-Account B, and 20% to Sub-
Account C. Mr. C elects to rebalance quarterly. Each quarter, Nationwide will automatically rebalance Mr. C’s Contract Value by transferring Contract Value among the three elected
Sub-Accounts so that his 40%/40%/20% allocation remains intact.

Dollar Cost Averaging
For contracts with applications signed on or after December 9, 2024, the Dollar Cost Averaging program is available under the contract at the time of application. Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.

Amounts allocated to the Fixed Account will be automatically transferred from the Fixed Account to any other Sub-Account(s). Only initial purchase payments to the contract are eligible for the Dollar Cost Averaging. Dollar Cost Averaging transfers may not be directed to the Fixed Account.
Transfers occur monthly or another frequency if permitted by Nationwide. Nationwide will process transfers until either value in the originating Fixed Account is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account will automatically reallocate to the same Sub-Accounts as previously instructed by the Contract Owner, unless Nationwide is instructed otherwise. This means that a Contract Owner is only able to remain in the Fixed Account for a limited time. Dollar Cost Averaging transfers are not considered transfer events. The Contract Owner can contact the Service Center to change their allocations when they are participating in the Dollar Cost Averaging programs.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Example:
Ms. T elects to participate in Dollar Cost Averaging and has allocated her initial purchase payment of $25,000 to the Fixed Account. She has elected the six-month Dollar Cost
Averaging program. The Fixed Account will serve as the source investment option for her
Dollar Cost Averaging program. She would like the Dollar Cost Averaging transfers to be allocated to Sub-Account L and Sub-Account M. Each month, Nationwide will automatically transfer $5,000 from the Fixed Account and allocate $2,500 to Sub-Account M and $2,500 to Sub-Account L.

Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of a least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and request to discontinue Systematic Withdrawals must be submitted in good order and in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise.
Nationwide will withhold federal income taxes from the Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under 59 1/2, unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
Nationwide reserves the right to stop establishing the Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Example:
Ms. H elects to take Systematic Withdrawals equal to $5,000 on a quarterly basis. She has not directed that the withdrawals be taken from specific Sub-Accounts, so each quarter,
Nationwide will withdraw $5,000 from Ms. H’s contract proportionally from each Sub-
Account, and will mail her a check or wire the funds to the financial institution of her choice.

Death Benefit
Death of Contract Owner
If a Contract Owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the Contract Owner. If there is no surviving joint owner, the contingent owner becomes the Contract Owner. If there is no surviving contingent owner, the beneficiary becomes the Contract Owner. If there is no surviving beneficiary, the last surviving Contract Owner's estate becomes the Contract Owner.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information.

Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a joint owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving joint owner. If there is no surviving joint owner, the death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)
in a lump sum;
(2)
as an annuity (see Annuity Payment Options); or
(3)
in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Death Benefit
The Death Benefit will equal Contract Value. The Contract Value will be determined as of the date Nationwide receives:
(1)
proper proof of the Contract Owner’s death;
(2)
an election specifying the distribution method; and
(3)
any state required form(s).

Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90. The Contract Owner may initiate a change to the Annuity Commencement Date at any time. Additionally, Nationwide will notify the Contract Owner approximately 90 days before the impending Annuity Commencement Date of the opportunity to change the Annuity Commencement Date or annuitize the contract.
Any request to change the Annuity Commencement Date must meet the following requirements:
•
the request is made prior to annuitization;
•
the requested date is at least two years after the date of issue;
•
the requested date is not later than the Annuitant’s 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint Annuitants) unless approved by Nationwide; and
•
the request for change is made in writing, submitted in good order to the Service Center, and approved by Nationwide.
Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•
the age (or date) specified in the contract; or
•
the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Contract Owner must choose an annuity payment option. This contract provides only fixed annuity payments, which provide for level annuity payments. On the Annuitization Date, the Contract Value, less any premium tax, will be applied under the annuity payment option selected. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Annuity purchase rates are used to determine the amount of the annuity payments based upon the annuity payment option elected. Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date, and will not be less than the guaranteed minimum purchase rates as provided in the contract.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization.
The Sub-Accounts, the Asset Allocation Service, and Asset Rebalancing Program are not available after annuitization.

Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $2,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Annuity payments are made at any frequency approved by Nationwide. Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option by that date, a fixed payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint Annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply. If the Contract Owner is permitted to submit purchase payments in excess of $1,000,000, additional restrictions apply, as follows.
Annuity Payment Options for Contracts with Total Purchase Payments and Contract Value Annuitized Less Than or Equal to $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and the Contract Value annuitized is less than or equal to $2,000,000, the annuity payment options available are:
•
Single Life;
•
Standard Joint and Survivor; and
•
Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint Annuitant. After the death of either the Annuitant or joint Annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.

Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint Annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Annuity Payment Options for Contracts with Total Purchase Payments and/or Contract Value Annuitized Greater Than $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and/or the Contract Value to be annuitized is greater than $2,000,000, Nationwide may limit the annuity payment option to the longer of:
(1)
a Fixed Life Annuity with a 20 Year Term Certain; or
(2)
a Fixed Life Annuity with a Term Certain to Age 95.
Annuitization of Amounts Greater than $5,000,000
Additionally, Nationwide may limit the amount that may be annuitized on a single life to $5,000,000. If the total amount to be annuitized is greater than $5,000,000 under this contract and/or for all Nationwide issued annuity contracts with the same Annuitant, the Contract Owner must:
(1)
reduce the amount to be annuitized to $5,000,000 or less by taking a partial withdrawal from the contract;
(2)
reduce the amount to be annuitized to $5,000,000 or less by exchanging the portion of the Contract Value in excess of $5,000,000 to another annuity contract; or
(3)
annuitize the portion of the Contract Value in excess of $5,000,000 under an annuity payment option with a term certain, if available.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, the "Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency, and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
Nationwide Investment Services Corporation
The general distributor, NISC (the "Company"), is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state securities divisions. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
Financial Statements
Financial statements for the Variable Account and financial statements and schedules of Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center, or can be found online at https://nationwide.onlineprospectus.net/NW/C000222214NW/index.php?ctype=product_sai.

Appendix A: Investment Options Available Under the Contract
Underlying Mutual Funds
The following is a list of underlying mutual funds available under the contract. More information about the underlying mutual funds is available in the prospectuses for the underlying mutual funds, which may be amended from time to time and can be found online at https://nationwide.onlineprospectus.net/NW/C000222214NW/index.php. This information can also be obtained at no cost by calling 1-800-848-6331 or by sending an email request to FLSS@nationwide.com. Depending on the optional benefits chosen, access to certain underlying mutual funds may be limited. The availability of investment options may vary depending on the broker-dealer through which the contract is sold (see Appendix D: Financial Intermediary Variations).
The current expenses and performance information below reflects fees and expenses of the underlying mutual funds, but do not reflect the other fees and expenses that the contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each underlying mutual fund’s past performance is not necessarily an indication of future performance.
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Equity	Alger Capital Appreciation Portfolio: Class I-2 Shares Investment Advisor: Fred Alger Management, LLC	0.94%	32.87%	16.33%	18.17%
Equity	Alger Small Cap Growth Portfolio: Class I-2 Shares This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2026 Investment Advisor: Fred Alger Management, LLC	0.97%	5.91%	-4.92%	8.83%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class A Investment Advisor: AllianceBernstein L.P.	0.82%	2.89%	8.75%	8.55%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A Investment Advisor: AllianceBernstein L.P.	0.59%*	10.47%	11.42%	10.57%
Equity	Allspring Variable Trust - VT Small Cap Growth Fund: Class 1 This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2026 Investment Advisor: Allspring Funds Management, LLC Subadvisor: Allspring Global Investments, LLC	0.91%	9.55%	-0.70%	10.22%
Fixed Income	American Funds Insurance Series® - American Funds Mortgage Fund: Class 1 Investment Advisor: Capital Research and Management Company	0.31%*	8.92%	0.57%	1.94%
Equity	American Funds Insurance Series® - Growth Fund: Class 1 Investment Advisor: Capital Research and Management Company	0.34%	20.53%	13.66%	18.26%
Equity	American Funds Insurance Series® - International Growth & Income Fund: Class 1 This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2026 Investment Advisor: Capital Research and Management Company	0.56%	35.83%	7.97%	8.08%
Equity	American Funds Insurance Series® - New World Fund®: Class 1 Investment Advisor: Capital Research and Management Company	0.57%*	28.60%	5.59%	9.53%
Fixed Income	American Funds Insurance Series® - The Bond Fund of America: Class 1 Investment Advisor: Capital Research and Management Company	0.23%*	7.40%	0.10%	2.61%
Fixed Income	American Funds Insurance Series® - U.S. Government Securities Fund: Class 1 Investment Advisor: Capital Research and Management Company	0.25%*	8.01%	0.01%	1.95%

Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I Investment Advisor: BlackRock Advisors, LLC Subadvisor: BlackRock International Limited	0.54%*	8.60%	4.68%	6.25%
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class I Investment Advisor: BlackRock Advisors, LLC Subadvisor: BlackRock International Limited and BlackRock (Singapore) Limited	0.43%*	7.51%	-0.46%	2.13%
Equity	BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class I Investment Advisor: BlackRock Advisors, LLC	0.68%*	21.54%	11.72%	11.28%
Capital Preservation	BlackRock Variable Series Funds, Inc. - BlackRock Government Money Market V.I. Fund: Class I Investment Advisor: BlackRock Advisors, LLC	0.30%*	4.06%	3.05%	1.99%
Equity	BlackRock Variable Series Funds, Inc. - BlackRock International Index V.I. Fund: Class I Investment Advisor: BlackRock Advisors, LLC	0.27%*	31.37%	8.88%	8.18%
Equity	BlackRock Variable Series Funds, Inc. - BlackRock Small Cap Index V.I. Fund: Class I Investment Advisor: BlackRock Advisors, LLC	0.22%	12.65%	5.93%	9.44%
Equity	BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2026 Investment Advisor: BNY Mellon Investment Adviser, Inc. Subadvisor: Newton Investment Management Limited	0.66%	15.97%	11.93%	13.56%
Equity	BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares Investment Advisor: BNY Mellon Investment Adviser, Inc. Subadvisor: Fayez Sarofim & Co., LLC	0.85%	10.07%	9.37%	12.92%
Equity	Calvert Variable Trust, Inc. - CVT Nasdaq 100 Index Portfolio: Class I This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2026 Investment Advisor: Calvert Research and Management Subadvisor: Ameritas Investment Partners, Inc.	0.49%*	20.39%	14.74%	19.10%
Real Assets	Cantor Fitzgerald Variable Insurance Trust - Cantor Fitzgerald Commodity Return Strategy Portfolio: Class 2 (formerly, Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 2) Investment Advisor: UBS Asset Management (Americas) LLC	0.80%*	15.68%	10.61%	5.75%
Equity	Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Small Cap Value Discovery Fund: Class 1 (formerly, Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Small Cap Value Fund: Class 1) Investment Advisor: Columbia Management Investment Advisors, LLC	0.88%*	14.99%	12.48%	11.48%
Equity	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Disciplined Core Fund: Class 1 This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2022 Investment Advisor: Columbia Management Investment Advisors, LLC	0.92%	14.64%	14.16%	13.59%
Equity	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Emerging Markets: Class 1 Investment Advisor: Columbia Management Investment Advisors, LLC	1.09%*	31.18%	-1.13%	7.27%
Fixed Income	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 1 Investment Advisor: Columbia Management Investment Advisors, LLC	0.64%*	8.81%	4.18%	5.78%

Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Fixed Income	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Intermediate Bond Fund: Class 1 Investment Advisor: Columbia Management Investment Advisors, LLC	0.52%	9.06%	-0.43%	2.77%
Fixed Income	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Partners Core Bond Fund: Class 1 Investment Advisor: Columbia Management Investment Advisors, LLC Subadvisor: J.P. Morgan Investment Management Inc.	0.48%	7.62%	0.03%	2.25%
Equity	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Large Cap Value Fund: Class 1 Investment Advisor: Columbia Management Investment Advisors, LLC	0.69%	28.27%	13.59%	12.58%
Fixed Income	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Short Corporate Income Fund: Class 1 (formerly, Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Limited Duration Credit Fund: Class 1) This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2026 Investment Advisor: Columbia Management Investment Advisors, LLC	0.41%*	6.35%	2.14%	3.19%
Fixed Income	Columbia Funds Variable Series Trust II - CTIVP® - Fidelity Institutional AM® Total Bond Fund: Class 1 (formerly, Columbia Funds Variable Series Trust II - CTIVP® - American Century Diversified Bond Fund: Class 1) Investment Advisor: Columbia Management Investment Advisors, LLC Subadvisor: American Century Investment Management, Inc.	0.50%	7.48%	-0.35%	2.33%
Equity	Columbia Funds Variable Series Trust II - CTIVP® - Principal Large Cap Growth Fund: Class 1 This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2026 Investment Advisor: Columbia Management Investment Advisors, LLC Subadvisor: Loomis, Sayles & Company, L.P.	0.69%	13.78%	10.47%	14.66%
Fixed Income	Columbia Funds Variable Series Trust II - CTIVP® - TCW Total Return Bond Fund: Class 1 (formerly, Columbia Funds Variable Series Trust II - CTIVP® - TCW Core Plus Bond Fund: Class 1) Investment Advisor: Columbia Management Investment Advisors, LLC Subadvisor: TCW Investment Management Company LLC	0.49%	7.54%	-0.53%	2.04%
Equity	Columbia Funds Variable Series Trust II - CTIVP® - Victory Sycamore Established Value Fund: Class 1 Investment Advisor: Columbia Management Investment Advisors, LLC Subadvisor: Victory Capital Management Inc.	0.82%	2.29%	9.65%	10.70%
Equity	Delaware VIP Trust - Nomura VIP Emerging Markets Series: Standard Class Investment Advisor: Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)	1.16%*	81.26%	8.81%	12.17%
Equity	Delaware VIP Trust - Nomura VIP Small Cap Value Series: Standard Class Investment Advisor: Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)	0.74%	8.16%	9.26%	9.15%
Equity	DFA Investment Dimensions Group Inc. - Dimensional VA International Value Portfolio Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd. And DFA Australia Limited	0.27%	45.64%	15.85%	10.46%
Fixed Income	Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares Investment Advisor: Federated Investment Management Company	0.81%*	8.23%	3.70%	5.59%

Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Fixed Income	Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares Investment Advisor: Federated Investment Management Company	0.74%*	7.08%	1.10%	2.99%
Equity	Fidelity Variable Insurance Products - VIP International Capital Appreciation Portfolio: Initial Class Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FIL Investment Advisors, FIL Investment Advisors (UK) Limited, FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.78%	18.69%	6.26%	9.81%
Equity	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.46%	19.02%	12.51%	11.60%
Capital Preservation	Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.25%	3.86%	3.04%	2.00%
Equity	Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: Geode Capital Management, LLC	1.71%	17.78%	14.31%	14.70%
Equity	Fidelity Variable Insurance Products Fund - VIP International Index Portfolio: Initial Class Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: Geode Capital Management, LLC	0.16%	33.15%	8.02%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.37%	7.22%	0.06%	2.71%
Equity	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Initial Class Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.55%	11.75%	10.10%	10.59%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Initial Class Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FIL Investment Advisors, FIL Investment Advisors (UK) Limited, FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.63%	8.85%	3.07%	4.66%
Equity	Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Initial Class Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.45%	11.23%	13.10%	11.24%
Capital Preservation	Goldman Sachs Variable Insurance Trust - Goldman Sachs Government Money Market Fund: Institutional Shares Investment Advisor: Goldman Sachs Asset Management, L.P.	0.18%*	4.21%	3.18%	2.12%

Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Equity	Hartford Series Fund, Inc. - Hartford Disciplined Equity HLS Fund: Class IA Investment Advisor: Hartford Funds Management Company, LLC Subadvisor: Wellington Management Company LLP	0.60%	14.32%	12.07%	13.46%
Equity	Hartford Series Fund, Inc. - Hartford International Opportunities HLS Fund: Class IA Investment Advisor: Hartford Funds Management Company, LLC Subadvisor: Wellington Management Company LLP	0.76%	30.41%	6.86%	8.14%
Equity	Hartford Series Fund, Inc. - Hartford MidCap HLS Fund: Class IA Investment Advisor: Hartford Funds Management Company, LLC Subadvisor: Wellington Management Company LLP	0.76%	-0.38%	0.24%	8.05%
Equity	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I Investment Advisor: Invesco Advisers, Inc.	0.86%	4.79%	3.90%	11.38%
Equity	Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc. Subadvisor: Invesco Capital Management LLC	0.34%	11.10%	10.16%	11.39%
Capital Preservation	Invesco - Invesco V.I. Government Money Market Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.38%	4.00%	3.04%	1.95%
Equity	Invesco - Invesco V.I. Main Street Small Cap Fund: Series I Investment Advisor: Invesco Advisers, Inc.	0.84%	8.70%	8.34%	10.59%
Equity	Invesco V.I. International Growth Fund: Series I Investment Advisor: Invesco Advisers, Inc.	1.00%*	16.32%	2.15%	5.64%
Equity	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Investor Shares Investment Advisor: Lazard Asset Management LLC	1.13%*	42.12%	11.04%	9.63%
Equity	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Mid Cap Portfolio: Class I Investment Advisor: Franklin Templeton Fund Adviser, LLC Subadvisor: ClearBridge Investments, LLC	0.82%	4.35%	4.50%	7.50%
Fixed Income	Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Standard Class II This investment option is no longer available to receive transfers or new purchase payments effective January 31, 2025 Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: American Century Investment Management, Inc.	0.47%*	6.60%	0.87%	2.87%
Fixed Income	Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Standard Class Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: American Century Investment Management, Inc.	0.37%*	6.71%	0.74%	2.67%
Equity	Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II This underlying mutual fund is no longer available to receive transfers or new purchase payments effective January 31, 2025 Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: American Century Investment Management, Inc.	0.95%*	15.98%	1.85%	6.42%
Equity	Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: American Century Investment Management, Inc.	0.85%*	16.11%	1.89%	6.44%

Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Equity	Lincoln Variable Insurance Products Trust - LVIP American Century Ultra® Fund: Standard Class II This underlying mutual fund is no longer available to receive transfers or new purchase payments effective January 31, 2025 Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: American Century Investment Management, Inc.	0.75%*	12.84%	11.68%	17.16%
Equity	Lincoln Variable Insurance Products Trust - LVIP American Century Ultra® Fund: Standard Class Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: American Century Investment Management, Inc.	0.65%*	12.95%	11.71%	17.18%
Equity	Lincoln Variable Insurance Products Trust - LVIP ClearBridge Appreciation Fund: Standard Class Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: ClearBridge Investments, LLC	0.70%*	14.49%	12.72%	13.34%
Equity	Lincoln Variable Insurance Products Trust - LVIP ClearBridge Dividend Strategy Fund: Standard Class Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: ClearBridge Investments, LLC	0.75%*	12.62%	11.86%	12.46%
Fixed Income	Lincoln Variable Insurance Products Trust - LVIP JPMorgan Core Bond Fund: Standard Class Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: J.P. Morgan Investment Management Inc.	0.47%	7.40%	-0.04%	2.11%
Equity	Lincoln Variable Insurance Products Trust - LVIP JPMorgan Mid Cap Value Fund: Standard Class Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: J.P. Morgan Investment Management Inc.	0.74%	4.72%	9.63%	8.77%
Equity	Lincoln Variable Insurance Products Trust - LVIP JPMorgan Small Cap Core Fund: Standard Class Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: J.P. Morgan Investment Management Inc.	0.77%	10.27%	6.40%	8.95%
Equity	Lincoln Variable Insurance Products Trust - LVIP JPMorgan U.S. Equity Fund: Standard Class Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: J.P. Morgan Investment Management Inc.	0.63%	14.54%	13.69%	14.84%
Fixed Income	Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC Investment Advisor: Lord, Abbett & Co. LLC	0.72%*	5.90%	2.25%	2.62%
Equity	MFS® Variable Insurance Trust - MFS Growth Series: Initial Class Investment Advisor: Massachusetts Financial Services Company	0.73%*	12.19%	11.10%	15.60%
Equity	MFS® Variable Insurance Trust - MFS Investors Trust Series: Initial Class Investment Advisor: Massachusetts Financial Services Company	0.74%*	13.57%	11.33%	12.49%
Equity	MFS® Variable Insurance Trust - MFS Value Series: Initial Class Investment Advisor: Massachusetts Financial Services Company	0.69%*	13.01%	9.95%	10.05%
Fixed Income	MFS® Variable Insurance Trust II - MFS Corporate Bond Portfolio: Initial Class This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2026 Investment Advisor: Massachusetts Financial Services Company	0.63%*	7.56%	-0.06%	3.32%
Equity	MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class Investment Advisor: Massachusetts Financial Services Company	0.88%*	21.12%	7.07%	9.88%

Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Equity	MFS® Variable Insurance Trust II - MFS Research International Portfolio: Initial Class This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2026 Investment Advisor: Massachusetts Financial Services Company	0.90%*	22.05%	5.51%	7.54%
Equity	MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class Investment Advisor: Massachusetts Financial Services Company	0.79%*	5.98%	10.18%	9.95%
Equity	Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Equity Portfolio: Class I Investment Advisor: Morgan Stanley Investment Management Inc. Subadvisor: Morgan Stanley Investment Management Company	1.25%*	32.96%	4.37%	7.27%
Equity	Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Allspring Global Investments, LLC	0.83%*	5.91%	-2.09%	9.67%
Equity	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Digital Evolution Strategy Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: J.P. Morgan Investment Management Inc.	0.56%*	33.09%
Equity	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Innovators Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: J.P. Morgan Investment Management Inc.	0.62%*	14.47%
Equity	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Large Cap Growth Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: J.P. Morgan Investment Management Inc.	0.44%*	14.41%
Equity	Nationwide Variable Insurance Trust - NVIT J.P. Morgan US Technology Leaders Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: J.P. Morgan Investment Management Inc.	0.56%*	19.15%
Equity	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class I This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2026 Investment Advisor: Nationwide Fund Advisors Subadvisor: Jacobs Levy Equity Management, Inc.	0.77%*	11.88%	11.98%	13.21%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: Loomis, Sayles & Company, L.P.	0.43%	7.03%	-0.62%	2.23%
Equity	Neuberger Berman Advisers Management Trust - Quality Equity Portfolio: Class I Shares This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2026 Investment Advisor: Neuberger Berman Investment Advisers LLC	0.87%	13.74%	12.83%	12.94%
Fixed Income	New York Life Investments VP Funds Trust - NYLIM VP Floating Rate Portfolio: Initial Class (formerly, New York Life Investments VP Funds Trust - NYLI VP Floating Rate Portfolio: Initial Class) Investment Advisor: New York Life Investment Management LLC Subadvisor: New York Investors LLC	0.64%	5.13%	5.43%	5.01%

Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Fixed Income	New York Life Investments VP Funds Trust - NYLIM VP MacKay High Yield Corporate Bond Portfolio: Initial Class (formerly, New York Life Investments VP Funds Trust - NYLI VP MacKay High Yield Corporate Bond Portfolio: Initial Class) Investment Advisor: New York Life Investment Management LLC Subadvisor: MacKay Shields LLC	0.58%	6.87%	4.44%	6.14%
Equity	New York Life Investments VP Funds Trust - NYLIM VP Winslow Large Cap Growth Portfolio: Initial Class (formerly, New York Life Investments VP Funds Trust - NYLI VP Winslow Large Cap Growth Portfolio: Initial Class) Investment Advisor: New York Life Investment Management LLC Subadvisor: Winslow Capital Management, LLC	0.74%	14.35%	12.69%	16.14%
Real Assets	PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Institutional Class Investment Advisor: PIMCO	3.04%*	19.07%	10.72%	6.70%
Fixed Income	PIMCO Variable Insurance Trust - High Yield Portfolio: Institutional Class This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2026 Investment Advisor: PIMCO	0.66%	9.12%	4.13%	5.73%
Fixed Income	PIMCO Variable Insurance Trust - Income Portfolio: Institutional Class Investment Advisor: PIMCO	0.77%	10.36%	3.57%
Fixed Income	PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Institutional Class Investment Advisor: PIMCO	0.94%	4.10%	1.18%	3.04%
Fixed Income	PIMCO Variable Insurance Trust - Low Duration Portfolio: Institutional Class Investment Advisor: PIMCO	0.51%	5.68%	1.72%	1.94%
Fixed Income	PIMCO Variable Insurance Trust - Real Return Portfolio: Institutional Class Investment Advisor: PIMCO	1.24%	8.01%	1.36%	3.37%
Fixed Income	PIMCO Variable Insurance Trust - Short-Term Portfolio: Institutional Class Investment Advisor: PIMCO	0.50%	4.83%	3.40%	2.91%
Fixed Income	PIMCO Variable Insurance Trust - Total Return Portfolio: Institutional Class Investment Advisor: PIMCO	0.58%	9.05%	0.17%	2.51%
Fixed Income	Principal Variable Contracts Funds, Inc. - Core Plus Bond Account: Class 1 Investment Advisor: Principal Global Investors, LLC	0.49%	7.46%	-0.48%	2.36%
Equity	Principal Variable Contracts Funds, Inc. - Diversified International Account: Class 1 Investment Advisor: Principal Global Investors, LLC	0.85%	32.36%	7.40%	8.08%
Equity	Principal Variable Contracts Funds, Inc. - MidCap Account: Class 1 Investment Advisor: Principal Global Investors, LLC	0.53%	1.78%	8.33%	12.58%
Equity	Principal Variable Contracts Funds, Inc. - Principal Capital Appreciation Account: Class 1 Investment Advisor: Principal Global Investors, LLC	0.63%	13.52%	13.82%	14.35%
Fixed Income	Principal Variable Contracts Funds, Inc. - Short-Term Income Account: Class 1 Investment Advisor: Principal Global Investors, LLC	0.41%	5.48%	2.33%	2.52%
Equity	Principal Variable Contracts Funds, Inc. - SmallCap Account: Class 1 Investment Advisor: Principal Global Investors, LLC	0.84%	15.10%	6.29%	9.57%

Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Fixed Income	Prudential Series Fund - PSF PGIM High Yield Bond Portfolio: Class I Investment Advisor: PGIM Investments LLC Subadvisor: PGIM Fixed Income and PGIM Limited	0.57%*	8.90%	4.85%	6.92%
Fixed Income	Prudential Series Fund - PSF PGIM Total Return Bond Portfolio: Class I Investment Advisor: PGIM Investments LLC Subadvisor: PGIM Fixed Income and PGIM Limited	0.43%	7.80%	0.14%	3.17%
Equity	Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IA Investment Advisor: Putnam Investment Management, LLC Subadvisor: Franklin Advisers, Inc., Franklin Templeton Investment Management Limited	0.54%	20.66%	15.68%	13.58%
Equity	Schwab Annuity Portfolios - Schwab® S&P 500 Index Portfolio Investment Advisor: Charles Schwab Investment Management, Inc.	0.03%	17.83%	14.38%	14.75%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio Investment Advisor: T. Rowe Price Associates, Inc.	0.75%	18.74%	11.68%	15.54%
Fixed Income	T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited- Term Bond Portfolio Investment Advisor: T. Rowe Price Associates, Inc.	0.50%*	5.71%	2.17%	2.34%
Equity	VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2026 Investment Advisor: Van Eck Associates Corporation	1.30%*	29.92%	-0.77%	5.47%
Equity	Vanguard Variable Insurance Fund - Equity Income Portfolio This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2026 Investment Advisor: Wellington Management Company, LLP; Vanguard Group Inc. (Quantitative Equity Group)	0.29%	16.80%	12.59%	11.52%
Equity	Vanguard Variable Insurance Fund - International Portfolio Investment Advisor: Baillie Gifford Overseas Ltd.; Schroder Investment Management North America, Inc.	0.32%	19.97%	0.62%	10.48%
Equity	Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio Investment Advisor: Vanguard Strategic Equity Index Management	0.17%	11.54%	8.46%	10.77%
Fixed Income	Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2026 Investment Advisor: The Vanguard Group Inc. (Vanguard Fixed Income Group)	0.14%	6.85%	2.23%	2.81%
Fixed Income	Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio Investment Advisor: The Vanguard Group Inc. (Vanguard Fixed Income Group)	0.14%	6.94%	-0.51%	1.90%
Equity	Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio Investment Advisor: Vanguard Strategic Equity Index Management	0.09%	32.04%	7.88%
Equity	Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio Investment Advisor: Vanguard Strategic Equity Index Management	0.13%	16.93%	12.98%	14.10%
Equity	Victory Variable Insurance Funds II - Victory Pioneer Fund VCT Portfolio: Class I Investment Advisor: Victory Capital Management, Inc.	0.75%*	23.36%	14.98%	15.75%
*
This underlying mutual fund’s current expenses reflect a temporary fee reduction.

Fixed Options
The following is a list of fixed options currently available under the contract. To the extent permitted under the contract, Nationwide may change the features of a fixed option, offer new fixed options, and terminate existing fixed options. Nationwide will provide you with written notice before doing so. Depending on the optional benefits chosen, access to a fixed option may not be permitted. See The Fixed Account for additional information.
Name	Interest Rate Guarantee Period	Minimum Guaranteed Interest Rate
Fixed Account	1 year[1]	0.50%[2]
1
The Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter. As a result, an interest rate guarantee period may last up to 15 months.
2
Contracts may be subject to a higher minimum guaranteed interest rate based on the date the contract was issued and/or state of issue.
Nationwide reserves the right to limit the amount that can be transferred from the Fixed Account at the end of an interest rate guarantee period. Nationwide will provide you with written notice before doing so.

Appendix B: State Variations
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, age issuance limitations, availability of certain investment options, optional benefits, free look rights, annuity payment options, ownership and interests in the contract, assignment, and death benefit calculations. This prospectus describes all the material features of the contract. State variations are subject to change without notice at any time. To review a copy of the contract and any endorsements, contact the Service Center.
State	State Law Variations
Florida	● The Annuity Commencement Date must be at least one year after the date the contract is issued.

Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, such as deductibility of purchase payments, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, tax sheltered annuity, or part of a pension plan or employer-sponsored retirement program.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in two respects:
(1)
Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(2)
Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial professional prior to purchasing the contract.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•
the type of contract purchased;
•
the purposes for which the contract is purchased; and
•
the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial professional, tax advisor, or legal counsel to discuss the taxation and use of the contracts.

Non-Qualified Contracts
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any prior nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged as collateral for a loan, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments in the contract that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
The Code provides that a portion of a non-qualified annuity contract may be annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons. The portion of the contract annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract annuitized and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•
the result of a contract owner’s death;
•
the result of a contract owner’s disability (as defined in the Code);
•
one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner. Substantially equal periodic payments must continue until the later of reaching age 59½ or five years. Modification of payments during that time period will result in retroactive application of the 10% additional penalty tax; or
•
is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by natural persons (individuals). Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would allow the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•
acquired by the estate of a decedent by reason of the death of the decedent;
•
issued in connection with certain qualified retirement plans and individual retirement plans;
•
purchased by an employer upon the termination of certain qualified retirement plans; or
•
immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant, who is the individual treated as owning the contract, dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Non-Qualified Contracts – Adviser Fee Withdrawals
As a general rule, Internal Revenue Service ("IRS") guidance provides that investment advisory fees paid directly from a non-qualified annuity to an investment adviser are considered to be a distribution from the annuity, may be taxable, and are reportable to the IRS.
However, in private letter ruling issued to Nationwide in 2019, the IRS ruled that the payment of investment advisory fees will not be treated as distributions from non-qualified Contracts, will not be taxable to the Contract Owner, are not reportable to the IRS as distributions from the Contract, and are not subject to the 10% penalty for early withdrawal by Contract Owners who are under age 59 ½ if all of the following requirements are met:
•
the annuity contract is designed for Contract Owners who will receive ongoing investment advice from an investment adviser who is appropriately licensed and in the business of providing investment advice;
•
the Contract Owner authorizes the investment advisory fees to be paid periodically to the adviser from the Contract’s cash value;
•
the investment advisory fees will be determined based on an arms-length transaction between the Contract Owner and investment adviser;
•
the investment advisory fees will not exceed an amount equal to an annual rate of 1.5% of the Contract’s cash value determined at the time and in the manner provided by the fee authorization, but in all events based on the cash value during the period to which the investment advisory fees relate ("PLR Permitted Amount");
•
the investment advisory fees will compensate the investment adviser only for investment advice that the investment adviser provides to the Contract Owner with respect to the Contract and not for any other services or accounts;
•
while the fee agreement is in place, the Contract will be solely liable for the payment of investment advisory fees directly to the investment adviser;
•
the Contract Owner may not pay the fees to the investment adviser from any other accounts or assets nor can the Contract Owner direct the payment of fees for any other purpose or to any other person; and
•
the investment adviser will not receive a commission for the sale of the Contract.
It is unclear how an investment advisory fee in excess of the 1.5% limit will be treated by the IRS. The IRS may take the position that it is entirely subject to the standard tax treatment for withdrawals or it may treat only the amount in excess of the 1.5% amount as a taxable distribution to the Contract Owner. Although the tax treatment is unclear, Nationwide will report to the IRS the amount of any investment advisory fee in excess of the 1.5% as a taxable distribution.
Beginning in 2020, the PLR Permitted Amount for each eligible Contract as follows.

Systematic Adviser Fees. "Systematic Adviser Fees" are investment advisory fees that are automatically withdrawn according to Nationwide’s designated form that specifies the frequency and basis (e.g. contract value or average daily contract value). If either the frequency or the basis is changed during a calendar year, then the Non-Systematic Adviser Fee calculation will apply for that calendar year. Systematic Adviser Fees withdrawn will be within the PLR Permitted Amount if:
•
The amount of the Systematic Adviser Fee being withdrawn is less than or equal to (1.5% / frequency of withdrawals ) x basis on the date of withdrawal; or
•
The annual cumulative total of Systematic Adviser Fees withdrawn is less than or equal to (1.5% x basis on the date of withdrawal).
If the amount of the Systematic Adviser Fee exceeds the PLR Permitted Amount, then the amount in excess of the PLR Permitted Amount will be reported as taxable.
Non-Systematic Adviser Fees. "Non-Systematic Adviser Fees" are Adviser Fees that do not meet the definition of Systematic Adviser Fees. Non-Systematic Adviser Fees withdrawn will be within the PLR Permitted Amount if the annual cumulative total of the Non-Systematic Adviser Fees withdrawn from an eligible Contract is less than or equal to 1.5% multiplied by the year-to-date average daily asset value on the date of the withdrawal.
Diversification and Investor Control
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•
the failure to diversify was inadvertent;
•
the failure is corrected; and
•
a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be currently taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
For a variable contract to receive favorable tax treatment, the life insurance company must be considered the owner of the underlying assets within the separate account that supports the investment options within the contract. If the contract owner is considered to exercise investment control over the separate account assets, the contract owner will be treated as the owner of those assets and not the insurance company. As a result, the income and gain attributed to the separate account assets will be taxed currently to the contract owner. The IRS has issued guidance that the number of investment options available or the number of transfer opportunities available under a variable product may be relevant in determining whether the variable contract owner will be considered the owner of the separate account assets. Should the Treasury Secretary issue additional rules or regulations that would limit the extent to which a contract owner may direct their investments of particular underlying investment options without being treated as owner of the separate account assets, then Nationwide will take whatever steps are available to remain in compliance.
Based on the above, we believe that the contract qualifies as an annuity contract for federal income tax purposes.
Exchanges
As a general rule, federal income tax law treats an exchange of property in the same manner as a taxable sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity contract. If the exchange includes the receipt of other property, such as cash, in addition to another annuity contract, special rules may cause a portion of the transaction to be taxable to the extent of the value of the other property.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
Partial exchanges may be treated as a tax-free exchange under Code Section 1035. IRS Rev. Proc. 2011-38 addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract (a partial exchange). A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of

10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Additional Medicare Tax
Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (other individuals). The threshold for estates and trusts is $16,000.
Modified adjusted gross income is equal to adjusted gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial professional for more specific required distribution information.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person (individual) who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain minimum distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)
If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)
If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner’s death, provided however:

(a)
any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)
if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse’s death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)
the death of the annuitant will be treated as the death of a contract owner;
(b)
any change of annuitant will be treated as the death of a contract owner; and
(c)
in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
The Code does not require that minimum distributions during the contract owner’s lifetime.
Other Considerations
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered marriages for federal tax purposes. The final regulation’s definition of a marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as Rev. Proc. 2017-13.
The final regulations define the terms "spouse," "husband," "wife," and "husband and wife" to be gender neutral so that these terms can apply equally to same sex couples and opposite sex couples. In addition, the regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. Therefore, a marriage of two individuals is recognized for federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couple’s place of domicile.
Consistent with IRS Rev. Proc. 2013-17, the final regulations provide that relationships entered into as civil unions or registered domestic partnerships that are not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
Withholding
The taxable portion of a distribution from a contract is subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•
if the payee does not provide Nationwide with a taxpayer identification number; or
•
if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the portion of the distribution that represents income will be subject to withholding rates established by Section 3405 of the Code.
Non-Resident Aliens
Generally, the taxable portion of a distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)
provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and

(2)
provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)
the distribution is connected to the non-resident alien’s conduct of business in the United States;
(2)
the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and
(3)
provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. Nationwide may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•
a transfer of the contract from one contract owner to another; or
•
a distribution to someone other than a contract owner.
Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
(a)
an individual who is two or more generations younger than the contract owner; or
(b)
certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•
who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•
who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

Tax Changes
The Tax Cuts and Jobs Act (the "Act") was enacted on December 22, 2017. The Act made numerous changes to the Code effective January 1, 2018, including the following:
•
Lowered the federal individual and corporate income tax rates;
•
Doubled the federal estate and gift tax exclusion amount to $10 million;
•
Eliminated the ability to recharacterize the rollover or conversion of amounts from IRAs or eligible retirement plans to a Roth IRA.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.

Appendix D: Financial Intermediary Variations
Some broker-dealers that have entered into selling agreements with Nationwide (or an affiliate) to sell this contract impose restrictions on their financial professionals that prohibit or limit the recommendation of specific features, benefits, and investment options that are described in this prospectus. Those restrictions are made by the broker-dealer and may or may not be known to Nationwide. Currently, Nationwide is not aware of any such restrictions; however, this conclusion is based only on information that Nationwide could obtain without unreasonable effort or expense and does not reflect restrictions the knowledge of which rests peculiarly with unaffiliated broker-dealers. Applicants/Contract Owners should discuss broker-dealer restrictions on features, benefits, and investment options directly with their financial professional.

Outside back cover page
The Statement of Additional Information contains additional information about the Variable Account. To obtain a free copy of the Statement of Additional Information, request other information about the contract, or to make any other service requests, contact Nationwide at 1-800-848-6331 or by one of the other methods described in Service Requests.
The Statement of Additional Information has been filed with the SEC and is incorporated by reference into this prospectus. The SAI is also available at https://nationwide.onlineprospectus.net/NW/C000222214NW/index.php?ctype=product_sai. This prospectus is available at https://nationwide.onlineprospectus.net/NW/C000222214NW/index.php?ctype=product_prospectus.
Reports and other information about the Variable Account are available on the SEC’s website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
SEC Contract Identifier: C000222214

J.P. Morgan Multi-Asset ChoiceSM
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2026
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-4
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2026. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021 or calling 1-800-848-6331, TDD 1-800-238-3035. Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide Variable Account-4 (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide established the Variable Account on October 7, 1987 pursuant to Ohio law. The Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940.
Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March of 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies.
Services
Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner, the number and type of contract issued to each Contract Owner, and records with respect to the Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements relate to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials, and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds. Nationwide also acts as a limited agent for each underlying mutual fund for purposes of accepting the trades. See Underlying Mutual Fund Service Fee Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
No commissions or marketing allowances are paid by Nationwide to JPMS for the sale of the contracts. Investment advisers receive compensation in connection with the contract in the form of investment advisory fees paid by Contract Owners.
For more information on the exact compensation arrangement associated with this contract, consult your investment adviser or financial professional.
Financial Statements
The December 31, 2025 financial statements of the Variable Account and the December 31, 2025 financial statements of the Company are incorporated into this SAI by reference to the Variable Account’s most recent Form N-VPFS ("Form N-VPFS") filed with the SEC.
Independent Registered Public Accounting Firm
The financial statements of Nationwide Variable Account-4 and the statutory financial statements and financial statement schedules of Nationwide Life Insurance Company have been incorporated by reference herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing.
The KPMG LLP report dated March 23, 2026 of Nationwide Life Insurance Company includes explanatory language that states that the financial statements are prepared by Nationwide Life Insurance Company using statutory accounting practices prescribed or permitted by the Ohio Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the KPMG LLP audit report states that the financial statements are not presented fairly in accordance with U.S. generally accepted accounting principles and further states that those financial statements are presented fairly, in all material respects, in accordance with statutory accounting practices prescribed or permitted by the Ohio Department of Insurance.
2

The KPMG LLP report dated March 23, 2026 of Nationwide Life Insurance Company also contains an emphasis of matter paragraph that states that Nationwide Life Insurance Company’s subsidiary received permission from the Ohio Department of Insurance in 2023 to account for an excess of loss reinsurance recoverable as an admitted asset. Under prescribed statutory accounting practices, the excess of loss reinsurance recoverable would not be an admitted asset. As of December 31, 2025, 2024 and 2023, that permitted accounting practice increased statutory surplus over what it would have been had that prescribed accounting practice been followed. KPMG LLP’s opinions are not modified with respect to this matter.
Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).
Underwriters
The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. No underwriting commissions have been paid by Nationwide to NISC for each of this Variable Account's last three fiscal years.
Annuity Payments
See Annuitizing the Contract located in the prospectus.
3

PART C. OTHER INFORMATION
Item 27. Exhibits
a)
Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant – Filed with Pre-Effective Amendment No. 4 on September 7, 2007 (File No. 333-135650) as Exhibit 24 and hereby incorporated by reference.
b)
Not Applicable.
c)
Amended and Restated Distribution Agreement dated November 1, 2022 between Nationwide Life Insurance Company, Nationwide Life and Annuity Insurance Company, Jefferson National Life Insurance Company, and Nationwide Investment Services Corporation – Filed previously with Post-Effective Amendment No. 29 on November 1, 2022 (333-124048) and hereby incorporated by reference.
d)
The form of the variable annuity contract – Filed previously with Pre-Effective Amendment No. 1 on October 1, 2020 (File No. 333-240010) as Exhibit 99.24(B)(4) and hereby incorporated by reference.
1)
Form of the Fixed Account Dollar Cost Averaging Endorsement - Filed previously on November 22, 2024 with Pre-Effective Amendment No. 13 to the registration statement (File No. 333-24010) as Exhibit 99(D)(1) and hereby incorporated by reference.
e)
Variable Annuity Application – Filed previously with Pre-Effective Amendment No. 1 on October 1, 2020 (File No. 333-240010) as Exhibit 99.24(B)(5) and hereby incorporated by reference.
f)
Depositor’s Certificate of Incorporation and By-Laws –
1)
Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
2)
Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.
3)
Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.
g)
Not Applicable.
h)
Form of Participation Agreements –
Unless indicated as attached hereto, the following fund participation agreements were previously filed and are hereby incorporated by reference.
1)
Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimfpa99h1.htm
2)
Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebernsteinfpa.htm
3)
Fund Participation Agreement with ALPS Variable Investment Trust and ALPS Portfolio Solutions Distributor, Inc. dated October 10, 2013 with the registration statement under 333-135650, post-effective amendment number 12 filed on October 15, 2013 as document d612202dex99826.htm
4)
Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document amcentfpa99h2.htm
5)
Fund Participation Agreement with American Funds Insurance Series and Capital Research and Management Company. dated July 20, 2005 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document americanfundsfpa.htm

6)
Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document blackrockfpa.htm
7)
Participation Agreement among Nationwide Financial Services, Inc., Calvert Variable Products, Inc., and Eaton Vance Distributors, Inc., as amended, dated January 1, 2017 with the registration statement under 333-177439, post-effective amendment number 42 filed on April 25, 2024 as document d777109dex99h8.htm. Portions of this exhibit have been redacted.
8)
Fund Participation Agreement with Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. dated December 7, 2015 with the registration statement under 333-103095, post-effective amendment number 39 filed on April 13, 2017 as document columbiafpa.htm
9)
Participation Agreement with Credit Suisse Asset Management, LLC, and Provident Distributors, Inc. dated January 3, 2000 with the registration statement under 033-60063, post-effective amendment number 21 filed on April 22, 2008 as document creditsuissefpa.htm
10)
Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document delawarefpa.htm
11)
Restated and Amended Fund Participation Agreement with The Dreyfus Corporation, as amended, dated January 27, 2000 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document dreyfusfpa99h3.htm
12)
Fund Participation Agreement with Eaton Vance Variable Trust and Eaton Vance Distributors, Inc. dated March 24, 2011 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document eatonvancefpa.htm
13)
Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp., as amended, dated April 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedfpa99h4.htm
14)
Participation Agreement among (Fidelity) Variable Insurance Products Funds, Fidelity Distributors Company LLC, Nationwide Life Insurance Company, Nationwide Life and Annuity Insurance Company, Jefferson National Life Insurance Company, and Jefferson National Life Insurance Company of New York dated October 11, 2023 with the registration statement under 333-177439, post-effective amendment number 42 filed on April 25, 2024 as document d777109dex99h14.htm.
15)
This field is intentionally blank.
16)
This field is intentionally blank.
17)
Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., as amended, dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankfpa99h8.htm
18)
Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co. dated December 22, 1998 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document goldmansachsfpa.htm
19)
Fund Participation Agreement with J.P. Morgan Series Trust II dated February 18, 2003 with the registration statement under 333-59517, post-effective amendment number 42 filed on April 30, 2008 as document jpmorganfpa.htm
20)
Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series dated December 31, 1999 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document janusfpa99h9a.htm
21)
Fund Participation Agreement with Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC dated April 13, 2009 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document lazardfpa.htm

22)
Fund Participation Agreement with Legg Mason Investor Services, LLC (formerly, Salomon Brothers Variable Series Funds Inc., Salomon Brothers Asset Management Inc.), as amended, dated September, 1999 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document leggmasonfpa.htm
23)
Fund Participation Agreement with Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Inc., and Lincoln Investment Advisors Corporation. as amended, dated November 5, 2024 with the registration statement under 333-240010, post-effective amendment number 14 filed on December 13, 2024 as document d120392dex99h23.htm.
24)
Fund Participation Agreement with Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC, as amended, dated December 31, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lordabbettfpa.htm
25)
Fund Participation Agreement with MainStay VP Funds Trust and New York Life Investment Management LLC dated May 1, 2016 with the registration statement under 333-201820, post-effective amendment number 1 filed on April 14, 2016 as document mainstayfpa.htm
26)
Fund Participation Agreement with The Merger Fund VL and Westchester Capital Management, LLC dated October 11, 2013 with the registration statement under 333-135650, post-effective amendment number 12 filed on October 15, 2013 as document d612202dex99827.htm
27)
Participation Agreement Among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc., dated May 2, 2011 with the registration statement under 333-227783, post-effective amendment number 3 filed on September 9, 2019 as document d737458dex9924b24.htm
28)
Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm
29)
Fund Participation Agreement with Neuberger Berman Management Inc. dated January 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document neuberfpa99h13.htm
30)
Fund Participation Agreement with Northern Lights Variable Trust and Northern Lights Distributors, LLC. dated February 8, 2012 with the registration statement under 333-62692, post-effective amendment number 28 filed on June 11, 2012 as document northernlightsfpa.htm
31)
Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document oppenfpa99h14.htm
32)
Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, as amended, dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcofpa.htm
33)
Fund Participation Agreement with Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc., as amended, dated September 27, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pioneerfpa.htm
34)
Fund Participation Agreement with ProFunds Distributors, Inc. dated January 10, 2010 with the registration statement under 333-62692, post-effective amendment number 26 filed on April 19, 2011 as document profundfpa.htm
35)
Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P. dated February 1, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamfpa.htm
36)
Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 with the registration statement under 333-62692, post-effective amendment number 20 filed on April 18, 2008 as document rydexfundpartagreement.htm

37)
Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc., as amended, dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document trowefpa99h15.htm
38)
Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, and Morgan Stanley Investment Management, Inc., as amended, dated February 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document univfpa99h16.htm
39)
Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, as amended, dated September 1, 1989 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckfpa.htm
40)
Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc, as amended, dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedfpa.htm
41)
Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005, as amended, filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under document "nwfpa99h12a.htm"
42)
Fund Participation Agreement with Virtus Variable Insurance Trust and VP Distributors, LLC, dated October 1, 2018 with the registration statement under 333-215169, post-effective amendment number 5 filed on April 18, 2019 as document d674921dex9926h32.htm
43)
Fund Participation Agreement with Hartford Series Fund, Inc., Hartford Funds Management Company, LLC, Hartford Funds Distributors, LLC and Hartford Administrative Services Company, dated September 1, 2020 with Pre-Effective Amendment No. 1 of registration statement (333-240010) filed on October 1, 2020 as document d19418dex9924b841
44)
Fund Participation Agreement with Principal Variable Contracts Funds, Inc. and Principal Funds Distributor, Inc. dated November 5, 2020 with Post-Effective Amendment No. 1 of registration statement (333-240009)
45)
Fund Participation Agreement with The Prudential Series Fund, PGIM Investments LLC and Prudential Investment Management Services LLC dated February 1, 2022, with the registration statement under 333-240010, post-effective amendment number 7 filed on October 14, 2022 as document d203177dex9927h44.htm. Portions of this exhibit have been redacted.
i)
Form of Administrative Contracts –
Unless indicated as attached hereto, the following administrative contracts were previously filed and are hereby incorporated by reference.
1)
Administrative Services Agreement with Alliance Fund Distributors, Inc. dated June 3, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebersteinasa.htm
2)
Service Agreement with ALPS Advisor, Inc., ALPS Portfolio Solutions Distributor, Inc. and ALPS Variable Investment Trust, as amended, dated October 10, 2013 with the registration statement under 333-227783, post-effective amendment number 9 filed on December 1, 2021 as document d145743dex99i32.htm. Portions of this exhibit have been redacted.
3)
Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document amcentasa99i2.htm
4)
Business Agreement with American Funds Insurance Series, as amended, dated July 20, 2005 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document americanfundsasa.htm
5)
Administrative Services Agreement with BlackRock (formerly FAM Distributors, Inc., and Merrill Lynch Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document blackrockasa.htm

6)
(Calvert) Administrative Service Agreement between Nationwide Financial Services, Inc. and Eaton Vance Management, as amended, dated January 1, 2017 with the registration statement under 333-177439, post-effective amendment number 42 filed on April 25, 2024 as document d777109dex99i6.htm. Portions of this exhibit have been redacted.
7)
Administrative Service Agreement with Columbia Funds Variable Series Trust II, dated December 7, 2015 with the registration statement under 333-177439, post-effective amendment number 34 filed on April 29, 2021 as document d103290dex99i4.htm. Portions of this exhibit have been redacted.
8)
Service Agreement with Counsellors Securities, Inc., as amended, dated November 3, 1997 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document creditsuisseasa.htm
9)
Fund Participation Agreement with DFA Investment Dimensions Group, Inc, Dimensional Fund Advisors LP, and DFA Securities LLC, dated February 8, 2012 with the registration statement under 333-149213, post-effective amendment number 7 filed on April 11, 2012 as document dfafpa.htm
10)
Restated Administrative Services Agreement with The Dreyfus Corporation, as amended, and 12b-1 letter agreement dated, as amended, dated June 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document dreyfusasa99i3.htm
11)
Administrative Services Agreement with Delaware Distributors, L.P., as amended, dated February 5, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document delawareasa.htm
12)
Fund Participation Agreement with Eaton Vance Variable Trust dated March 24, 2011 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document eatonvanceasa.htm
13)
Dealer Agreement with Federated Securities Corp., as amended dated October 26, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedasa99i4a.htm
14)
Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp., as amended dated April 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedasa99i4b.htm
15)
Service Agreement between Fidelity Investments Institutional Operations Company LLC and Nationwide Investment Services Corporation dated October 11, 2023 with the registration statement under 333-177439, post-effective amendment number 42 as document d777109dex99i13.htm. Portions of this exhibit have been redacted.
16)
Service Contract between Fidelity Distributors Company LLC and Nationwide Investment Services Corporation dated October 18, 2023 with the registration statement under 333-177439, post-effective amendment number 42 as document d777109dex99i14.htm. Portions of this exhibit have been redacted.
17)
Administrative Services Agreement with FEF Distributors, LLC (First Eagle) dated November 1, 2018, as amended, filed December 1, 2021 with post-effective amendment number 9 to the registration statement (333-227783) as document d145743dex99i34.htm. Portions of this exhibit have been redacted
18)
Administrative Services Agreement with Franklin Templeton Services, LLC, as amended dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankasa99i6.htm
19)
Agreement with Goldman, Sachs & Co. dated January 6, 1999 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document goldmansachsasa.htm
20)
Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 with the registration statement under 333-62692, post-effective amendment number 20 filed on April 18, 2008 as document rydexfundpartagreement.htm
21)
Mutual Fund Administrative Services Agreement with Hartford Series Fund, Inc., Hartford Funds Management Company, LLC, Hartford Funds Distributors, LLC, and Hartford Administrative Services Company dated September 1, 2020 with the registration statement under 333-240010, pre-effective amendment number 1 filed on October 1, 2020 as document d19418dex9924b841.htm

22)
Administrative Services Agreement with AIM Advisors, Inc. dated July 1, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimasa99i1a.htm
23)
Financial Support Agreement with AIM Distributors, Inc. dated July 1, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimasa99i1b.htm
24)
Administrative Services Agreement with Waddell & Reed, Inc., as amended dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedasa.htm
25)
Distribution and Shareholder Services Agreement with Janus Distributors, Inc. dated December 31, 1999 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document janusasa99i7.htm
26)
Administrative Services Agreement with Lazard Retirement Series, Inc. dated April 13, 2009 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document lazardasa.htm
27)
Administrative Services Agreement with Legg Mason Investor Services, LLC dated July 11, 2008, as amended, filed December 1, 2021 with post-effective amendment number 9 to the registration statement (333-227783) as document d145743dex99i36.htm. Portions of this exhibit have been redacted.
28)
Administrative Services Agreement with Lincoln Investment Advisors Corporation, as amended, dated November 5, 2024 with the registration statement under 333-240010, post-effective amendment number 14 filed on December 13, 2024 as document d120392dex99i28.htm. Portions of this exhibit have been redacted.
29)
Distribution Services Agreement with Lincoln Financial Distributors, Inc., as amended, dated March 15, 2023 with the registration statement under 333-240010, post-effective amendment number 14 filed on December 13, 2024 as document d120392dex99i29.htm. Portions of this exhibit have been redacted.
30)
Administrative Services Agreement with Legg Mason Variable Portfolios I, Inc. dated September 1999, as amended, filed September 27, 2007 with pre-effective amendment number 3 to registration statement (333-137202) as document leggmasonasa.htm
31)
Administrative Services Agreement with Lord Abbett Series Fund, Inc., as amended dated December 31, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lordabbettasa.htm
32)
Fund Participation Agreement with J.P. Morgan Series Trust II dated February 18, 2003 with the registration statement under 333-59517, post-effective amendment number 42 filed on April 30, 2008 as document jpmorganfpa.htm
33)
(MainStay) Administrative Service Agreement with New York Life Investment Management LLC and NYLIFE Distributors LLC, as amended, dated May 1, 2016 with the registration statement under 333-227783, post-effective amendment number 9 filed on December 1, 2021 as document d145743dex99i37.htm . Portions of this exhibit have been redacted.
34)
Letter Agreement between MFS Fund Distributors, Inc. ("MFD") and Nationwide Financial Services, Inc. dated January 30, 2013 with the registration statement under 333-227783, post-effective amendment number 3 filed on September 9, 2019 as document d737458dex9924b39.htm
35)
Administrative Services Agreement with Morgan Stanley Distribution, Inc. (The Universal Institutional Funds, Inc.), as amended dated May 5, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document univasa99i14.htm
36)
Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), as amended dated May 2, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwasa99i10.htm
37)
Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm

38)
Fund Participation Agreement with Neuberger Berman Management Inc., as amended dated January 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document neuberfpa99h13htm
39)
Service Agreement with Northern Lights Variable Trust. dated February 8, 2012 with the registration statement under 333-155153, post-effective amendment number 6 filed on April 19, 2013 as document d470080dex99i24.htm
40)
Administrative Services Agreement with Pacific Investment Management Company LLC, as amended dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcoasaa.htm
41)
Administrative Services Agreement with PIMCO Variable Insurance Trust, as amended dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcoasab.htm
42)
Fund Participation Agreement with Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc., and Pioneer Fund Distributor, Inc., as amended dated September 27, 2007 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pioneerfpa.htm
43)
Administrative Services Agreement with Putnam Retail Management Limited Partnership, as amended dated August 1, 2006 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamasa.htm
44)
Administrative Services Letter Agreement with T. Rowe Price Associates, Inc. and T. Rowe Price International, Inc., as amended dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document troweasa99i13.htm
45)
Administrative Services Agreement with Van Eck Securities Corporation, as amended dated November 3, 1997 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckasa.htm
46)
Fund Participation Agreement with Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation, as amended dated February 28, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document vanguardfpa.htm
47)
Administrative Services Agreement with Wells Fargo Funds Management, LLC and Stephens, Inc., as amended dated November 15, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document wellsfargoasa.htm
48)
Mutual Fund Administrative Services Agreement with Principal Shareholder Services, Inc. dated November 5, 2020 with the registration statement under 333-201820, post-effective amendment number 12 filed on April 26, 2022 as document d319992dex9946.htm. Portions of this exhibit have been redacted.
49)
Administrative Service Agreement with ProFunds dated January 11, 2010 with the registration statement under 333-201820, post-effective amendment number 12 filed on April 26, 2022 as document d319992dex9947.htm. Portions of this exhibit have been redacted.
50)
Administrative Service Agreement with Charles Schwab & Co., Inc. dated January 1, 2019, as amended with the registration statement under 333-201820, post-effective amendment number 12 filed on April 26, 2022 as document d319992dex9948.htm. Portions of this exhibit have been redacted.
51)
Administrative Service Agreement with VP Distributors, LLC (Virtus) dated October 1, 2018, as amended with the registration statement under 333-103095 post effective amendment 46 filed on April 26, 2022 as document d313733dex9941.htm. Portions of this exhibit have been redacted.
52)
Administrative Services Agreement with The Prudential Series Fund, PGIM Investments LLC and Prudential Investment Management Services LLC dated February 1, 2022, with the registration statement under 333-240010, post-effective amendment number 7 filed on October 14, 2022 as document d203177dex9927i50.htm. Portions of this exhibit have been redacted.
j)
Not Applicable.

k)
Opinion of Counsel – Filed previously with initial registration statement (333-240010) on July 22, 2020 as document d41678dex99249.htm and hereby incorporated by reference.
l)
Consent of Independent Registered Public Accounting Firm – Attached hereto.
m)
Not Applicable.
n)
Not Applicable.
o)
Form of Initial Summary Prospectus – Filed Previously with Post Effective Amendment 12 as document d891071dex99o and hereby incorporated by reference.
p)
Power of Attorney – Attached hereto.
q)
Not Applicable.
r)
Not Applicable.
Item 28. Directors and Officers of the Insurance Company
The business address of the Directors and Officers of the Insurance Company is:
One Nationwide Plaza, Columbus, Ohio 43215

President and Chief Operating Officer and Director	Hawley, Craig A.
Executive Vice President-Chief Marketing Officer	Bair, Ann S.
Executive Vice President-Chief Technology Officer	Carrel, Michael W.
Executive Vice President-Chief Human Resources Officer	Clements, Vinita J.
Executive Vice President and Director	Frommeyer, Timothy G.
Executive Vice President-Chief Legal Officer	Howard, Mark S.
Executive Vice President-Chief Customer, Strategy & Innovation Officer	Mahaffey, Michael W.
Senior Vice President-Strategic Planning	Amodeo, Daniel W.
Senior Vice President-Investment Management Group	Aniano, Joseph N.
Senior Vice President-Corporate Controller and Chief Accounting Officer	Benson, James D.
Senior Vice President-Chief Economist	Bostjancic, Kathleen
Senior Vice President-P&C Legal	Boyer, John N.
Senior Vice President-Human Resources Business Partner	Bretz, Angela D.
Senior Vice President-Internal Audit	Burchwell, Jason E.
Senior Vice President-Nationwide Pet	Carnes, Joel R.M.
Senior Vice President-Chief Investment Officer	Coleman, Joel L.
Senior Vice President-Chief Compliance Officer	Dankovic, Rae Ann
Senior Vice President-Chief Risk Officer	Diem, Klaus K.
Senior Vice President-Institutional Life	Dowdy, Jessica
Senior Vice President-External Affairs	English, Steven M.
Senior Vice President-Trial Division	Failor, Scott E.
Senior Vice President-Corporate Operations & Litigation Legal	Furniss, Natalie T.
Senior Vice President-Chief Financial Officer - Financial Services and Director	Ginnan, Steven A.
Senior Vice President-PL Product and Underwriting	Griffin, Sarah E.
Senior Vice President-Chief Financial Officer - Property & Casualty	Guerrero, Oscar
Senior Vice President-Human Resources Business Partner	Hairston, Mia S.
Senior Vice President-Underwriting Performance - E&S/Specialty and Commercial	Hespe, Julie
Senior Vice President-Legal - NF	Innis-Thompson, Janice
Senior Vice President-Management Liability & Specialty - E&S/Specialty	Iorio, Thomas A.
Senior Vice President-Marketing - Enterprise Brand Strategy & Activation	Jackson, Richard W.
Senior Vice President-Retirement Solutions	Jestice, Kevin T.
Senior Vice President-E&S/Specialty and Commercial Lines	Johnston, Russell M.
Senior Vice President-Chief Innovation and Digital Officer	Kandhari, Chetan D.
Senior Vice President-Property & Casualty Commercial Lines	Kempton, Casey E.
Senior Vice President-Chief Technology Officer - Technology Strategy, Data & Innovation	Kolp, Melanie A.
Senior Vice President-Nationwide Annuity and Director	Kotecha, Kush V.

Senior Vice President-Chief Technology Officer - Nationwide Financial	Kuamoo, Misty C.
Senior Vice President-Business Performance - Property & Casualty	Kyung, Jennifer
Senior Vice President-Nationwide Agribusiness	Liggett, Brad R.
Senior Vice President-Programs & Alternative Risk - E&S/Specialty	Lopes, John S.
Senior Vice President-Culture & Talent Acquisition	Lucas, Giavonni
Senior Vice President-Chief Information Security Officer	Lukens, Todd
Senior Vice President-Marketing Management - P&C	MacKenzie, Jennifer B.
Senior Vice President-Group Benefits	Murray, Lindsey E.
Senior Vice President-Contract & Brokerage Underwriting - E&S/Specialty	Nelson, David N.
Senior Vice President-Corporate Development and Finance	O'Brien, Kevin G.
Senior Vice President-NF Strategic Customer Solutions	Perez, J.J.
Senior Vice President-Talent & Organization Effectiveness	Pheister, Erin R.
Senior Vice President-Agribusiness Distribution and Underwriting	Pollitt, Dirk
Senior Vice President-Retirement Solutions Distribution	Ricklin, Suzanne
Senior Vice President-Marketing Management - Financial Services	Rodriguez, Kristi L.
Senior Vice President-Personal Lines Operations	Rommel, Jeff M.
Senior Vice President-Chief Customer Officer	Samuel, Michelle
Senior Vice President-Finance, Strategy & Governance Legal & Corporate Secretary	Skingle, Denise L.
Senior Vice President-Nationwide Life and Director	Snyder, Holly R.
Senior Vice President-Total Rewards	Sonneman, Christopher P.
Senior Vice President-Sales - Life	Spencer, Frank W.
Senior Vice President-Commercial Lines - Middle Market	Talkowski, Kristina M.
Senior Vice President-Personal Lines Sales & Distribution	Tripp, Michael N.
Senior Vice President-Chief Technology Officer - Property & Casualty	Vasudeva, Guruprasad C.
Senior Vice President-E-Risk Services - E&S/Specialty	Walsh, James
Senior Vice President-Programs - E&S/Specialty	Wayne, Amber M.
Senior Vice President-Human Resources Business Partner	Webster, Cynthia S.
Senior Vice President-Commercial Lines - Small Market	Williams, George M.
Director	Walker, Kirt A.
Item 29. Persons Controlled by or Under Common Control with the Insurance Company or Registered Separate Account.
Following is a list of entities directly or indirectly controlled by or under common control with the Insurance Company or Registered Separate Account. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a general purpose broker-dealer and investment adviser registered with the Securities and Exchange Commission.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Trust Company, FSB	Federal
This is a federal savings bank chartered by the Office of
Thrift Supervision in the United States Department of
Treasury to exercise deposit, lending, agency, custody
and fiduciary powers and to engage in activities
permissible for federal savings banks under the Home
Owners’ Loan Act of 1933.

Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
525 Cleveland Avenue, LLC	Ohio	This is a limited liability company organized under the laws of the State of Ohio. The company was formed to provide remedial real property cleanup prior to sale.
Nationwide Life Insurance Company [2]	Ohio	The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
Jefferson National Life Insurance Company[2,3]	Texas	The company provides life, health and annuity products.
Jefferson National Life Annuity Account C2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account E2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account F2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account G2,3		A separate account issuing variable annuity products.
Nationwide Jefferson National VA Separate Account 1[2,3]	New York	A separate account issuing variable annuity products.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-15[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Investment Services Corporation[3]	Oklahoma
This is a limited purpose broker-dealer and distributor of
variable annuities and variable life products for
Nationwide Life Insurance Company and Nationwide Life
and Annuity Insurance Company. The company also
provides educational services to retirement plan
sponsors and its participants.

Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Nationwide SBL, LLC	Ohio	The company is a lender offering securities-back lines of credit.
Nationwide Life and Benefits Insurance Company (formerly, Direct General Life Insurance Company)	South Carolina
The company is a South Carolina stock life insurance
company that previously offered a life product only, but is
filing stop loss products in majority of states and a fully
insured small group health product in a limited number of
states.

NSM Sales Corporation	Nevada	The company is a sales and distribution organization for group health product and ancillary third-party products.
The Association Benefits Solution, LLC	Delaware
The company is a program manager for self-funded
group health program where it coordinates and manages
offerings to employers looking for an "off the shelf"
solution to self-fund employee health plans.

Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors.
Nationwide Fund Advisors[4]	Delaware	The trust acts as a registered investment advisor.
1
This subsidiary/entity is controlled by its immediate parent through contractual association.
2
This subsidiary/entity files separate financial statements.
3
Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
4
This subsidiary/entity is a business trust.
Item 30. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
a)
NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:
Jefferson National Life Annuity Account C	Nationwide Variable Account-14
Jefferson National Life Annuity Account E	Nationwide Variable Account-15
Jefferson National Life Annuity Account F	Nationwide VA Separate Account-A
Jefferson National Life Annuity Account G	Nationwide VA Separate Account-B
Nationwide Jefferson National VA Separate Account 1	Nationwide VA Separate Account-C
MFS Variable Account	Nationwide VA Separate Account-D
Nationwide Multi-Flex Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account-II	Nationwide VLI Separate Account-3
Nationwide Variable Account-3	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-5
Nationwide Variable Account-5	Nationwide VLI Separate Account-6
Nationwide Variable Account-6	Nationwide VLI Separate Account-7
Nationwide Variable Account-7	Nationwide VL Separate Account-C
Nationwide Variable Account-8	Nationwide VL Separate Account-D
Nationwide Variable Account-9	Nationwide VL Separate Account-G
Nationwide Variable Account-10	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-11	Nationwide Provident VA Separate Account A
Nationwide Variable Account-12	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account A
b)
Directors and Officers of NISC:
President and Director	Perez, J.J.
Senior Vice President and Secretary	Skingle, Denise L.
Vice President and Assistant Secretary	Garman, David A.
Vice President and Assistant Secretary	Wolf, Bonnie L.
Vice President-Chief Tax Officer	Scheiderer, Kevin P.
Vice President-CFO IPS - Individual Life	Wild, Keith D.
Chief Compliance Officer and AML Officer	Deleget, J. Brian
Associate Vice President and Assistant Treasurer	Hacker, Hope C.
Associate Vice President and Assistant Treasurer	Radabaugh, Nathan
Associate Vice President and Treasurer	Roswell, Ewan T.
Associate Vice President and Assistant Treasurer	Walker, Tonya G.
Assistant Secretary	Bowman, Heidi K.
Assistant Secretary	Dokko, David H.
Director	Jestice, Kevin T.
Director	Kotecha, Kush V.
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.

c)
Name of Principal Underwriter	Net Underwriting Discounts	Compensation on Redemption	Brokerage Commissions	Other Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 31A. Information about Contracts with Index-Linked Options and Fixed Options Subject to a Contract Adjustment
Not Applicable
Item 32. Location of Accounts and Records
Steven A. Ginnan
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 33. Management Services
Not Applicable
Item 34. Fee Representation and Undertakings
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 27, 2026.
Nationwide Variable Account-4
(Registered Separate Account)
By: /s/ Craig A. Hawley*
Craig A. Hawley President and Chief Operating Officer
Nationwide Life Insurance Company
(Insurance Company)
By: /s/ Craig A. Hawley*
Craig A. Hawley President and Chief Operating Officer
Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated, on April 27, 2026.
/s/ CRAIG A. HAWLEY*
Craig A. Hawley, President and Chief Operating Officer and Director (Principal Executive Officer)
/s/ KUSH V. KOTECHA*
Kush V. Kotecha, Senior Vice President-Nationwide Annuity and Director
/s/ HOLLY R. SNYDER*
Holly R. Snyder, Senior Vice President-Nationwide Life and Director
/s/ TIMOTHY G. FROMMEYER*
Timothy G. Frommeyer, Executive Vice President and Director
/s/ STEVEN A. GINNAN*
Steven A. Ginnan, Senior Vice President-Chief Financial Officer – Financial Services and Director (Chief Financial Officer)
/s/ KIRT A. WALKER*
Kirt A. Walker, Director
/s/ JAMES D. BENSON*
James D. Benson, Senior Vice President-Corporate Controller and Chief Accounting Officer (Principal Accounting Officer)
*By: /s/ Jamie M. Ruff
Jamie M. Ruff Attorney-in-Fact Pursuant to Power of Attorney